Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AerSale Corp.
(a)(b)
................... 56,495 $ 717,204
Archer Aviation, Inc., Class A
(a)(b)
......... 338,086 2,075,848
Astronics Corp.
(b)
................... 58,179 1,013,478
Byrna Technologies, Inc.
(a)(b)
............ 37,973 242,648
Cadre Holdings, Inc. ................. 42,904 1,411,113
CPI Aerostructures, Inc.
(b)
............. 22,975 62,722
Ducommun, Inc.
(b)
.................. 29,551 1,538,425
Innovative Solutions and Support, Inc.
(b)
.... 24,312 207,381
National Presto Industries, Inc. .......... 11,451 919,286
Park Aerospace Corp. ................ 40,964 602,171
Redwire Corp.
(a)(b)
................... 17,994 51,283
Terran Orbital Corp.
(b)
................ 218,079 248,610
VirTra, Inc.
(b)
...................... 23,054 218,321
9,308,490
Air Freight & Logistics — 0.1%
(b)
Air T, Inc. ........................ 2,382 39,303
Radiant Logistics, Inc.
(a)
.............. 80,816 536,618
575,921
Automobile Components — 1.2%
(b)
Cooper-Standard Holdings, Inc.
(a)
........ 37,263 728,119
Holley, Inc. ....................... 117,636 572,887
Modine Manufacturing Co.
(a)
........... 113,795 6,793,562
Motorcar Parts of America, Inc.
(a)
........ 41,694 389,422
Solid Power, Inc., Class A ............. 340,456 493,661
Stoneridge, Inc. .................... 58,493 1,144,708
Strattec Security Corp.
(a)
.............. 8,432 211,728
Superior Industries International, Inc. ..... 48,182 154,182
Sypris Solutions, Inc. ................ 25,907 52,332
10,540,601
Automobiles — 0.0%
(b)
Envirotech Vehicles, Inc.
(a)
............. 26,781 35,351
Volcon, Inc. ....................... 8,072 800
Workhorse Group, Inc.
(a)
.............. 455,964 164,147
200,298
Banks — 15.4%
1895 Bancorp of Wisconsin, Inc.
(a)(b)
...... 12,689 87,808
ACNB Corp. ...................... 18,387 823,002
Affinity Bancshares, Inc.
(b)
............. 10,424 166,419
Amalgamated Financial Corp. .......... 39,059 1,052,249
Amerant Bancorp, Inc., Class A ......... 56,930 1,398,770
American National Bankshares, Inc. ...... 22,845 1,113,694
AmeriServ Financial, Inc. ............. 33,511 108,408
Ames National Corp.
(a)
............... 19,067 406,890
Arrow Financial Corp. ................ 32,521 908,637
Auburn National BanCorp, Inc. .......... 5,097 108,464
Bank First Corp. ................... 20,691 1,793,082
Bank of Marin Bancorp ............... 34,985 770,370
Bank of the James Financial Group, Inc. ... 8,347 100,414
Bank7 Corp. ...................... 8,122 222,137
BankFinancial Corp. ................. 24,235 248,651
Bankwell Financial Group, Inc. .......... 12,914 389,745
Bar Harbor Bankshares .............. 33,064 970,759
BayCom Corp. .................... 25,014 590,080
Bayfirst Financial Corp. ............... 7,903 102,344
BCB Bancorp, Inc. .................. 33,062 424,847
Blue Foundry Bancorp
(a)(b)
............. 50,599 489,292
Blue Ridge Bankshares, Inc. ........... 39,819 120,652
Bogota Financial Corp.
(a)(b)
............. 10,136 81,493
Bridgewater Bancshares, Inc.
(b)
......... 45,367 613,362
Broadway Financial Corp.
(b)
............ 10,533 69,834
Burke & Herbert Financial Services Corp.
(a)
. 14,304 899,722
Security
Shares
Shares Value
Banks (continued)
Business First Bancshares, Inc. ......... 53,217 $ 1,311,799
BV Financial, Inc. ................... 21,705 307,777
Byline Bancorp, Inc. ................. 54,835 1,291,913
C&F Financial Corp. ................. 7,135 486,536
California Bancorp
(b)
................. 17,066 422,554
Cambridge Bancorp ................. 16,896 1,172,582
Camden National Corp. .............. 31,729 1,193,962
Capital Bancorp, Inc. ................ 21,361 516,936
Capital City Bank Group, Inc. ........... 29,210 859,650
Capstar Financial Holdings, Inc. ......... 42,239 791,559
Carter Bankshares, Inc.
(a)(b)
............ 50,330 753,440
Catalyst Bancorp, Inc.
(a)(b)
............. 10,091 109,386
CB Financial Services, Inc. ............ 10,303 245,417
Central Pacific Financial Corp. .......... 55,563 1,093,480
Central Plains Bancshares, Inc.
(a)(b)
....... 8,362 85,042
Central Valley Community Bancorp ....... 22,159 495,254
CF Bankshares, Inc. ................. 9,712 191,035
CFSB Bancorp, Inc.
(b)
................ 5,447 34,643
Chemung Financial Corp. ............. 7,678 382,364
ChoiceOne Financial Services, Inc. ....... 15,514 454,560
Citizens & Northern Corp. ............. 32,998 740,145
Citizens Community Bancorp, Inc. ....... 22,151 259,388
Citizens Financial Services, Inc. ......... 8,365 541,383
Civista Bancshares, Inc. .............. 34,309 632,658
CNB Financial Corp. ................. 45,406 1,025,722
Coastal Financial Corp.
(a)(b)
............ 23,883 1,060,644
Codorus Valley Bancorp, Inc. ........... 20,688 531,682
Colony Bankcorp, Inc. ............... 36,352 483,482
Community Trust Bancorp, Inc. ......... 34,297 1,504,266
Community West Bancshares .......... 16,200 281,718
ConnectOne Bancorp, Inc. ............ 80,984 1,855,343
CrossFirst Bankshares, Inc.
(a)(b)
......... 99,816 1,355,501
Cullman Bancorp, Inc. ............... 11,811 127,086
Dime Community Bancshares, Inc. ....... 77,321 2,082,255
Eagle Bancorp Montana, Inc. ........... 16,510 260,693
ECB Bancorp, Inc.
(b)
................. 18,373 230,030
Enterprise Bancorp, Inc. .............. 21,236 685,073
Equity Bancshares, Inc., Class A ........ 32,538 1,103,038
Esquire Financial Holdings, Inc. ......... 15,200 759,392
ESSA Bancorp, Inc. ................. 19,369 387,767
Evans Bancorp, Inc. ................. 11,454 361,145
Farmers & Merchants Bancorp, Inc. ...... 28,112 697,178
Farmers National Banc Corp. ........... 80,976 1,170,103
Fidelity D&D Bancorp, Inc. ............. 10,314 598,521
Financial Institutions, Inc. ............. 33,463 712,762
Finward Bancorp ................... 8,291 207,275
Finwise Bancorp
(a)(b)
................. 22,284 318,884
First Bancorp, Inc. (The) .............. 21,781 614,660
First Bancshares, Inc. (The) ............ 67,843 1,989,835
First Bank ........................ 45,441 667,983
First Business Financial Services, Inc. ..... 17,438 699,264
First Capital, Inc. ................... 7,210 196,761
First Community Bankshares, Inc. ....... 38,003 1,409,911
First Community Corp. ............... 16,346 351,929
First Financial Corp. ................. 25,406 1,093,220
First Financial Northwest, Inc. .......... 15,543 209,520
First Foundation, Inc. ................ 113,051 1,094,334
First Guaranty Bancshares, Inc. ......... 13,845 153,956
First Internet Bancorp ................ 18,152 439,097
First Mid Bancshares, Inc. ............. 49,276 1,707,906
First National Corp. ................. 11,762 255,823
First Northwest Bancorp .............. 17,304 275,826
First of Long Island Corp. (The) ......... 47,342 626,808
First Savings Financial Group, Inc. ....... 12,523 210,386
First Seacoast Bancorp ............... 10,812 81,739

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First United Corp. .................. 13,946 $ 327,870
First US Bancshares, Inc. ............. 11,662 123,850
First Western Financial, Inc.
(a)(b)
......... 17,845 353,866
Five Star Bancorp .................. 28,205 738,407
Flushing Financial Corp. .............. 60,785 1,001,737
FNCB Bancorp, Inc. ................. 36,234 246,029
Franklin Financial Services Corp. ........ 9,301 293,447
FS Bancorp, Inc. ................... 14,711 543,719
FVCBankcorp, Inc.
(a)(b)
............... 35,323 501,587
German American Bancorp, Inc. ......... 61,927 2,007,054
Great Southern Bancorp, Inc. ........... 19,641 1,165,693
Greene County Bancorp, Inc. ........... 15,406 434,449
Guaranty Bancshares, Inc. ............ 18,276 614,439
Hanmi Financial Corp. ............... 66,977 1,299,354
Hanover Bancorp, Inc.
(a)
.............. 11,893 209,793
HarborOne Bancorp, Inc. ............. 90,725 1,086,885
Hawthorn Bancshares, Inc. ............ 13,839 351,095
HBT Financial, Inc. .................. 29,292 618,354
Heritage Commerce Corp. ............. 130,798 1,297,516
Hingham Institution for Savings (The) ..... 3,312 643,853
HMN Financial, Inc. ................. 8,158 187,634
Home Bancorp, Inc. ................. 15,845 665,648
Home Federal Bancorp, Inc. of Louisiana ... 4,344 64,291
HomeStreet, Inc. ................... 40,047 412,484
HomeTrust Bancshares, Inc. ........... 32,728 881,038
Horizon Bancorp, Inc. ................ 95,419 1,365,446
IF Bancorp, Inc. .................... 5,377 86,677
Independent Bank Corp. .............. 44,279 1,152,140
Investar Holding Corp. ............... 20,887 311,425
John Marshall Bancorp, Inc. ........... 27,392 617,964
Kentucky First Federal Bancorp ......... 6,750 30,172
Lake Shore Bancorp, Inc.
(b)
............ 3,782 44,212
Lakeland Bancorp, Inc. ............... 138,161 2,043,401
Landmark Bancorp, Inc. .............. 10,221 198,083
LCNB Corp. ...................... 23,404 369,081
LINKBANCORP, Inc. ................ 55,010 438,430
Luther Burbank Corp.
(b)
............... 22,498 240,954
Macatawa Bank Corp. ............... 58,055 654,860
Magyar Bancorp, Inc. ................ 12,636 141,523
MainStreet Bancshares, Inc. ........... 15,480 384,059
Mercantile Bank Corp. ............... 34,603 1,397,269
Meridian Corp. .................... 20,666 287,257
Metrocity Bankshares, Inc. ............ 40,459 971,825
Metropolitan Bank Holding Corp.
(a)(b)
...... 22,838 1,264,768
Mid Penn Bancorp, Inc. ............... 31,401 762,416
Middlefield Banc Corp. ............... 17,331 561,004
Midland States Bancorp, Inc. ........... 46,153 1,271,977
MidWestOne Financial Group, Inc. ....... 31,427 845,701
MVB Financial Corp. ................ 25,039 564,880
National Bankshares, Inc.
(a)
............ 12,865 416,183
Nicolet Bankshares, Inc. .............. 28,471 2,291,346
Northeast Bank .................... 14,949 825,035
Northeast Community Bancorp, Inc. ...... 28,182 499,949
Northfield Bancorp, Inc. .............. 88,633 1,115,003
Northrim BanCorp, Inc. ............... 11,962 684,346
Norwood Financial Corp. .............. 16,303 536,532
NSTS Bancorp, Inc.
(b)
................ 10,423 97,872
Oak Valley Bancorp
(a)
................ 15,000 449,250
Ohio Valley Banc Corp. ............... 9,540 219,420
Old Point Financial Corp. ............. 7,879 139,695
Old Second Bancorp, Inc. ............. 96,285 1,486,640
OP Bancorp ...................... 25,967 284,339
Orange County Bancorp, Inc. ........... 11,269 678,845
Origin Bancorp, Inc. ................. 64,729 2,302,411
Orrstown Financial Services, Inc. ........ 22,735 670,682
Security
Shares
Shares Value
Banks (continued)
Parke Bancorp, Inc. ................. 22,972 $ 465,183
Pathfinder Bancorp, Inc. .............. 7,868 108,736
Patriot National Bancorp, Inc.
(b)
......... 5,903 22,608
PB Bankshares, Inc.
(b)
................ 5,405 67,833
PCB Bancorp ..................... 24,011 442,523
Peapack-Gladstone Financial Corp. ...... 37,350 1,113,777
Penns Woods Bancorp, Inc. ............ 15,325 344,966
Peoples Bancorp of North Carolina, Inc. ... 10,489 316,663
Peoples Bancorp, Inc. ............... 77,283 2,609,074
Peoples Financial Services Corp. ........ 15,308 745,500
Pioneer Bancorp, Inc.
(b)
............... 25,780 258,058
Plumas Bancorp ................... 12,094 500,087
Ponce Financial Group, Inc.
(a)(b)
......... 43,347 423,067
Preferred Bank .................... 25,497 1,862,556
Premier Financial Corp. .............. 78,186 1,884,283
Primis Financial Corp. ................ 44,867 568,016
Princeton Bancorp, Inc. ............... 11,320 406,388
Provident Bancorp, Inc.
(b)
............. 37,175 374,352
Provident Financial Holdings, Inc. ........ 11,978 151,043
QCR Holdings, Inc. ................. 36,521 2,132,461
RBB Bancorp ..................... 37,089 706,175
Red River Bancshares, Inc. ............ 10,639 596,954
Republic Bancorp, Inc., Class A ......... 18,824 1,038,332
Rhinebeck Bancorp, Inc.
(b)
............. 9,620 77,441
Richmond Mutual BanCorp, Inc. ......... 22,543 259,470
Riverview Bancorp, Inc. .............. 43,325 277,280
SB Financial Group, Inc. .............. 14,188 216,225
Shore Bancshares, Inc. ............... 66,092 941,811
Sierra Bancorp .................... 29,947 675,305
SmartFinancial, Inc. ................. 35,032 857,934
Sound Financial Bancorp, Inc. .......... 4,865 189,735
South Plains Financial, Inc. ............ 26,061 754,727
Southern First Bancshares, Inc.
(b)
........ 17,052 632,629
Southern Missouri Bancorp, Inc. ......... 20,969 1,119,535
Southern States Bancshares, Inc. ........ 16,905 494,978
SR Bancorp, Inc.
(a)(b)
................. 20,087 192,032
Stellar Bancorp, Inc. ................. 107,360 2,988,902
Sterling Bancorp, Inc.
(b)
............... 47,868 276,198
Summit Financial Group, Inc. ........... 24,665 756,969
Summit State Bank ................. 11,757 141,084
TC Bancshares, Inc. ................. 9,574 131,068
Territorial Bancorp, Inc. ............... 16,742 186,673
Texas Community Bancshares, Inc. ...... 5,629 78,975
Third Coast Bancshares, Inc.
(b)
.......... 28,384 563,990
Timberland Bancorp, Inc. ............. 16,439 517,171
TrustCo Bank Corp. ................. 41,183 1,278,732
Union Bankshares, Inc. ............... 9,017 276,371
United Bancorp, Inc. ................. 10,831 137,987
United Security Bancshares ............ 30,637 257,657
Unity Bancorp, Inc. .................. 16,065 475,363
Univest Financial Corp. ............... 64,339 1,417,388
USCB Financial Holdings, Inc., Class A
(a)(b)
.. 23,326 285,744
Village Bank and Trust Financial Corp. .... 1,327 53,080
Virginia National Bankshares Corp. ....... 10,357 356,074
Washington Trust Bancorp, Inc. ......... 37,456 1,212,825
West BanCorp, Inc. ................. 35,800 758,960
Western New England Bancorp, Inc. ...... 43,701 393,309
William Penn Bancorp
(a)
.............. 20,168 246,251
139,704,778
Beverages — 0.2%
(b)
Splash Beverage Group, Inc. ........... 75,928 41,942
Vintage Wine Estates, Inc. ............. 55,518 27,887
Vita Coco Co., Inc. (The)
(a)
............. 63,095 1,618,387
Willamette Valley Vineyards, Inc. ........ 10,151 53,800

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Beverages (continued)
Zevia PBC, Class A
(a)
................ 54,802 $ 110,152
1,852,168
Biotechnology — 15.0%
2seventy bio, Inc.
(a)(b)
................ 110,811 473,163
4D Molecular Therapeutics, Inc.
(b)
........ 88,555 1,794,124
89bio, Inc.
(b)
...................... 141,238 1,577,628
Aadi Bioscience, Inc.
(b)
............... 35,702 72,118
Abeona Therapeutics, Inc.
(b)
............ 38,215 191,457
Absci Corp.
(a)(b)
.................... 132,136 554,971
Acrivon Therapeutics, Inc.
(a)(b)
........... 19,152 94,228
Actinium Pharmaceuticals, Inc.
(a)(b)
....... 60,287 306,258
Acumen Pharmaceuticals, Inc.
(a)(b)
........ 87,171 334,737
Acurx Pharmaceuticals, Inc.
(a)(b)
......... 16,662 63,815
Adicet Bio, Inc.
(a)(b)
.................. 66,980 126,592
ADMA Biologics, Inc.
(a)(b)
.............. 471,629 2,131,763
Aerovate Therapeutics, Inc.
(b)
........... 24,712 559,233
Agenus, Inc.
(a)(b)
.................... 840,897 696,179
Aldeyra Therapeutics, Inc.
(a)(b)
........... 102,190 358,687
Alector, Inc.
(a)(b)
.................... 140,202 1,118,812
Aligos Therapeutics, Inc.
(b)
............. 63,979 42,482
Allakos, Inc.
(b)
..................... 145,883 398,261
Allovir, Inc.
(b)
...................... 111,672 75,915
Alpine Immune Sciences, Inc.
(b)
......... 71,820 1,368,889
Altimmune, Inc.
(a)(b)
.................. 116,610 1,311,863
ALX Oncology Holdings, Inc.
(a)(b)
......... 59,455 885,285
AnaptysBio, Inc.
(a)(b)
................. 41,417 887,152
Anavex Life Sciences Corp.
(a)(b)
......... 160,246 1,491,890
Anika Therapeutics, Inc.
(b)
............. 32,413 734,479
Anixa Biosciences, Inc.
(a)(b)
............. 65,668 254,792
Annexon, Inc.
(b)
.................... 101,655 461,514
Annovis Bio, Inc.
(a)(b)
................. 14,119 264,025
Applied Therapeutics, Inc.
(a)(b)
........... 72,287 242,161
Aravive, Inc.
(a)(b)
.................... 70,560 8,728
Arbutus Biopharma Corp.
(a)(b)
........... 278,763 696,908
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 51,701 1,630,133
Armata Pharmaceuticals, Inc.
(a)(b)
........ 20,759 67,259
ARS Pharmaceuticals, Inc.
(a)(b)
.......... 54,979 301,285
Assembly Biosciences, Inc.
(a)(b)
.......... 112,606 92,348
Astria Therapeutics, Inc.
(b)
............. 72,913 559,972
Atara Biotherapeutics, Inc.
(b)
........... 215,581 110,550
Atreca, Inc., Class A
(a)(b)
............... 63,586 8,393
aTyr Pharma, Inc.
(b)
................. 124,456 175,483
Aura Biosciences, Inc.
(b)
.............. 61,360 543,650
Avalo Therapeutics, Inc.
(a)(b)
............ 1,815 16,516
Avid Bioservices, Inc.
(a)(b)
.............. 137,112 891,228
Avidity Biosciences, Inc.
(a)(b)
............ 163,162 1,476,616
Avita Medical, Inc.
(a)(b)
................ 55,224 757,673
Azitra, Inc.
(b)
...................... 4,155 3,823
Beyondspring, Inc.
(a)(b)
................ 52,945 47,015
BioAtla, Inc.
(a)(b)
.................... 97,601 240,098
BioCardia, Inc.
(a)(b)
.................. 40,337 26,792
Biomea Fusion, Inc.
(a)(b)
............... 43,742 635,134
BioVie, Inc.
(a)(b)
..................... 26,788 33,753
Bioxcel Therapeutics, Inc.
(a)(b)
........... 44,686 131,824
Black Diamond Therapeutics, Inc.
(a)(b)
..... 71,312 200,387
Bluebird Bio, Inc.
(a)(b)
................. 236,390 326,218
Bolt Biotherapeutics, Inc.
(a)(b)
........... 58,732 65,780
BrainStorm Cell Therapeutics, Inc.
(a)(b)
..... 82,416 22,500
C4 Therapeutics, Inc.
(a)(b)
.............. 100,806 569,554
Cabaletta Bio, Inc.
(b)
................. 75,965 1,724,405
Candel Therapeutics, Inc.
(a)(b)
........... 43,929 64,576
Capricor Therapeutics, Inc.
(a)(b)
.......... 48,782 238,544
Cardiff Oncology, Inc.
(a)(b)
.............. 87,841 130,005
CareDx, Inc.
(a)(b)
.................... 114,878 1,378,536
Security
Shares
Shares Value
Biotechnology (continued)
Caribou Biosciences, Inc.
(a)(b)
........... 180,585 $ 1,034,752
Carisma Therapeutics, Inc. ............ 58,730 172,079
Cartesian Therapeutics, Inc.
(b)
.......... 262,291 180,823
Celcuity, Inc.
(b)
..................... 38,523 561,280
CEL-SCI Corp.
(a)(b)
.................. 85,885 233,607
Century Therapeutics, Inc.
(b)
........... 51,492 170,953
Checkpoint Therapeutics, Inc.
(a)(b)
........ 41,805 95,733
Chimerix, Inc.
(b)
.................... 188,243 181,184
Cidara Therapeutics, Inc.
(a)(b)
........... 186,378 147,984
Clene, Inc.
(a)(b)
..................... 90,277 26,776
Cogent Biosciences, Inc.
(a)(b)
........... 183,540 1,079,215
Coherus Biosciences, Inc.
(a)(b)
........... 221,404 737,275
Compass Therapeutics, Inc.
(a)(b)
......... 203,844 317,997
Corbus Pharmaceuticals Holdings, Inc.
(b)
... 8,574 51,787
Corvus Pharmaceuticals, Inc.
(b)
......... 54,674 96,226
Coya Therapeutics, Inc.
(b)
............. 19,075 141,346
Crinetics Pharmaceuticals, Inc.
(b)
........ 144,301 5,134,230
Cue Biopharma, Inc.
(a)(b)
.............. 79,430 209,695
Cullinan Oncology, Inc.
(b)
.............. 56,965 580,473
Cyteir Therapeutics, Inc.
(b)
............. 64,109 194,891
CytomX Therapeutics, Inc.
(a)(b)
.......... 146,795 227,532
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 138,261 2,018,611
Deciphera Pharmaceuticals, Inc.
(b)
....... 118,461 1,910,776
DermTech, Inc.
(a)(b)
.................. 65,940 115,395
Design Therapeutics, Inc.
(b)
............ 73,725 195,371
DiaMedica Therapeutics, Inc.
(a)(b)
........ 53,367 151,562
Disc Medicine, Inc.
(b)
................. 19,725 1,139,316
Dyadic International, Inc.
(a)(b)
........... 44,968 72,398
Dyne Therapeutics, Inc.
(a)(b)
............ 98,124 1,305,049
Eagle Pharmaceuticals, Inc.
(b)
.......... 23,281 121,760
Eiger BioPharmaceuticals, Inc.
(a)(b)
....... 94,645 21,248
Elevation Oncology, Inc.
(b)
............. 75,373 40,475
Eliem Therapeutics, Inc.
(a)(b)
............ 12,966 34,749
Elutia, Inc., Class A
(b)
................ 12,547 27,102
Emergent BioSolutions, Inc.
(a)(b)
......... 116,972 280,733
Entrada Therapeutics, Inc.
(b)
........... 47,179 711,931
Erasca, Inc.
(b)
..................... 177,750 378,607
Exagen, Inc.
(b)
..................... 21,461 42,707
Fennec Pharmaceuticals, Inc.
(a)(b)
........ 40,132 450,281
Foghorn Therapeutics, Inc.
(b)
........... 44,851 289,289
G1 Therapeutics, Inc.
(a)(b)
.............. 107,571 328,092
Gain Therapeutics, Inc.
(b)
.............. 24,504 80,006
Galectin Therapeutics, Inc.
(a)(b)
.......... 54,407 90,316
Galecto, Inc.
(b)
..................... 36,764 26,470
Galera Therapeutics, Inc.
(a)(b)
........... 90,586 13,171
Gamida Cell Ltd.
(a)(b)
................. 272,867 112,612
Genelux Corp.
(a)(b)
.................. 40,999 574,396
Generation Bio Co.
(a)(b)
............... 99,617 164,368
GlycoMimetics, Inc.
(b)
................ 118,446 279,533
Gossamer Bio, Inc.
(b)
................ 173,602 158,412
Graphite Bio, Inc.
(b)
.................. 61,699 161,651
Greenwich Lifesciences, Inc.
(a)(b)
......... 13,802 145,197
Gritstone bio, Inc.
(b)
................. 193,568 394,879
HCW Biologics, Inc.
(b)
................ 43,776 53,626
Heron Therapeutics, Inc.
(a)(b)
............ 227,813 387,282
HilleVax, Inc.
(b)
..................... 57,778 927,337
Hookipa Pharma, Inc.
(b)
............... 158,481 128,370
Humacyte, Inc.
(a)(b)
.................. 134,855 382,988
Icosavax, Inc.
(b)
.................... 60,798 958,176
Ideaya Biosciences, Inc.
(a)(b)
............ 132,999 4,732,104
IGM Biosciences, Inc.
(b)
............... 29,358 243,965
Immix Biopharma, Inc.
(b)
.............. 16,561 114,602
ImmuCell Corp.
(b)
................... 14,125 71,331
Immuneering Corp., Class A
(a)(b)
......... 49,050 360,517
Immunic, Inc.
(b)
.................... 58,958 88,437

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
ImmunoGen, Inc.
(b)
.................. 529,702 $ 15,705,664
Immunome, Inc.
(a)(b)
................. 48,225 516,008
IN8bio, Inc.
(b)
...................... 24,109 33,270
Inhibrx, Inc.
(b)
..................... 76,005 2,888,190
Inmune Bio, Inc.
(a)(b)
................. 25,975 292,479
Inozyme Pharma, Inc.
(b)
.............. 105,137 447,884
Intensity Therapeutics, Inc.
(a)(b)
.......... 10,249 87,834
Invivyd, Inc.
(a)(b)
.................... 105,480 415,591
iTeos Therapeutics, Inc.
(b)
............. 54,616 598,045
Janux Therapeutics, Inc.
(a)(b)
............ 38,111 408,931
Jasper Therapeutics, Inc.
(a)(b)
........... 177,380 139,953
KALA BIO, Inc.
(a)(b)
.................. 5,594 39,158
KalVista Pharmaceuticals, Inc.
(a)(b)
........ 68,251 836,075
Karyopharm Therapeutics, Inc.
(b)
........ 246,316 213,063
Kezar Life Sciences, Inc.
(b)
............. 157,142 148,876
Kineta, Inc.
(a)(b)
..................... 12,732 45,199
Kiniksa Pharmaceuticals Ltd., Class A
(b)
.... 69,333 1,216,101
Kinnate Biopharma, Inc.
(b)
............. 65,499 155,233
Kodiak Sciences, Inc.
(a)(b)
.............. 71,617 217,716
Kronos Bio, Inc.
(a)(b)
................. 98,336 122,920
Lantern Pharma, Inc.
(a)(b)
.............. 14,540 62,231
Larimar Therapeutics, Inc.
(b)
............ 56,765 258,281
Lexicon Pharmaceuticals, Inc.
(a)(b)
........ 203,844 311,881
Lineage Cell Therapeutics, Inc.
(b)
........ 290,302 316,429
Longeveron, Inc., Class A
(a)(b)
........... 10,717 14,575
Lyell Immunopharma, Inc.
(a)(b)
........... 386,039 748,916
MacroGenics, Inc.
(a)(b)
................ 134,301 1,291,976
MAIA Biotechnology, Inc.
(a)(b)
........... 15,881 18,581
MannKind Corp.
(a)(b)
................. 576,376 2,098,009
MediciNova, Inc.
(a)(b)
................. 104,814 157,221
MEI Pharma, Inc. ................... 14,694 85,225
MeiraGTx Holdings plc
(b)
.............. 72,651 510,010
Merrimack Pharmaceuticals, Inc.
(b)
....... 23,108 309,878
Mersana Therapeutics, Inc.
(b)
........... 244,593 567,456
MiMedx Group, Inc.
(b)
................ 255,621 2,241,796
Mineralys Therapeutics, Inc.
(b)
.......... 42,773 367,848
MiNK Therapeutics, Inc.
(a)(b)
............ 11,125 11,959
Mirum Pharmaceuticals, Inc.
(a)(b)
......... 54,637 1,612,884
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 67,141 379,347
Mustang Bio, Inc.
(b)
.................. 12,199 16,469
NextCure, Inc.
(b)
.................... 51,264 58,441
Nkarta, Inc.
(b)
...................... 66,223 437,072
Nurix Therapeutics, Inc.
(a)(b)
............ 105,112 1,084,756
Nuvectis Pharma, Inc.
(b)
.............. 16,290 135,859
Ocean Biomedical, Inc.
(a)(b)
............. 27,156 17,923
Olema Pharmaceuticals, Inc.
(a)(b)
......... 59,270 831,558
Omega Therapeutics, Inc.
(a)(b)
........... 53,657 161,508
Organogenesis Holdings, Inc., Class A
(b)
... 154,389 631,451
Orgenesis, Inc.
(b)
................... 63,188 31,638
ORIC Pharmaceuticals, Inc.
(a)(b)
......... 86,117 792,276
Outlook Therapeutics, Inc.
(a)(b)
.......... 341,830 134,681
Ovid Therapeutics, Inc.
(b)
.............. 131,016 421,872
Passage Bio, Inc.
(b)
................. 96,043 97,003
PDS Biotechnology Corp.
(a)(b)
........... 61,657 306,435
PepGen, Inc.
(b)
.................... 22,334 151,871
PharmaCyte Biotech, Inc.
(a)(b)
........... 24,619 53,177
PMV Pharmaceuticals, Inc.
(b)
........... 84,831 262,976
Portage Biotech, Inc.
(b)
............... 22,075 39,735
Poseida Therapeutics, Inc.
(b)
........... 149,241 501,450
Praxis Precision Medicines, Inc.
(b)
........ 19,051 424,456
Precigen, Inc.
(b)
.................... 297,651 398,852
Prelude Therapeutics, Inc.
(b)
............ 33,001 140,914
Protalix BioTherapeutics, Inc.
(b)
......... 145,243 258,533
Protara Therapeutics, Inc.
(a)(b)
........... 22,371 41,834
Puma Biotechnology, Inc.
(b)
............ 77,087 333,787
Security
Shares
Shares Value
Biotechnology (continued)
Pyxis Oncology, Inc.
(a)(b)
............... 77,406 $ 139,331
Quince Therapeutics, Inc.
(a)(b)
........... 65,423 68,694
Rallybio Corp.
(b)
.................... 67,613 161,595
RAPT Therapeutics, Inc.
(b)
............. 65,496 1,627,576
Reneo Pharmaceuticals, Inc.
(b)
.......... 28,263 45,221
Renovaro Biosciences, Inc.
(a)(b)
.......... 58,438 185,248
RenovoRx, Inc.
(b)
................... 21,388 48,979
Replimune Group, Inc.
(a)(b)
............. 109,096 919,679
Rezolute, Inc.
(a)(b)
................... 67,735 67,227
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 113,534 5,219,158
Rigel Pharmaceuticals, Inc.
(b)
........... 378,349 548,606
Sagimet Biosciences, Inc., Class A
(b)
...... 11,684 63,327
Sangamo Therapeutics, Inc.
(b)
.......... 333,163 181,007
Savara, Inc.
(b)
..................... 199,449 937,410
Scholar Rock Holding Corp.
(a)(b)
......... 122,769 2,308,057
SELLAS Life Sciences Group, Inc.
(a)(b)
..... 61,812 65,521
Sensei Biotherapeutics, Inc.
(a)(b)
......... 32,131 22,235
Sera Prognostics, Inc., Class A
(a)(b)
....... 50,942 304,633
Seres Therapeutics, Inc.
(a)(b)
............ 213,471 298,859
Shattuck Labs, Inc.
(b)
................ 74,877 533,873
Solid Biosciences, Inc.
(a)(b)
............. 21,886 134,380
Spero Therapeutics, Inc.
(b)
............. 92,303 135,685
Spruce Biosciences, Inc.
(b)
............. 58,486 171,364
Stoke Therapeutics, Inc.
(a)(b)
............ 60,823 319,929
Summit Therapeutics, Inc.
(b)
............ 255,050 665,681
Sutro Biopharma, Inc.
(a)(b)
............. 132,949 570,351
Syros Pharmaceuticals, Inc.
(a)(b)
......... 43,878 341,810
Tango Therapeutics, Inc.
(b)
............. 98,547 975,615
Tenaya Therapeutics, Inc.
(b)
............ 103,637 335,784
Tourmaline Bio, Inc. ................. 3,101 81,184
TScan Therapeutics, Inc.
(b)
............ 57,416 334,735
Turnstone Biologics Corp.
(b)
............ 13,701 34,869
Tyra Biosciences, Inc.
(b)
.............. 30,825 426,926
UNITY Biotechnology, Inc.
(a)(b)
.......... 29,369 56,682
UroGen Pharma Ltd.
(b)
............... 59,969 899,535
Vanda Pharmaceuticals, Inc.
(b)
.......... 125,133 528,061
Vaxxinity, Inc., Class A
(b)
.............. 96,915 82,378
Vera Therapeutics, Inc., Class A
(b)
........ 74,641 1,147,979
Verve Therapeutics, Inc.
(a)(b)
............ 115,161 1,605,344
Vigil Neuroscience, Inc.
(b)
............. 35,377 119,574
Viracta Therapeutics, Inc.
(b)
............ 65,263 37,200
Viridian Therapeutics, Inc.
(a)(b)
........... 94,473 2,057,622
Vor BioPharma, Inc.
(a)(b)
............... 83,037 186,833
Voyager Therapeutics, Inc.
(b)
........... 70,674 596,489
Werewolf Therapeutics, Inc.
(a)(b)
......... 45,677 176,313
X4 Pharmaceuticals, Inc.
(a)(b)
........... 271,254 227,446
XBiotech, Inc.
(a)(b)
................... 52,747 210,988
Xilio Therapeutics, Inc.
(b)
.............. 40,674 22,371
XOMA Corp.
(a)(b)
.................... 16,131 298,424
Y-mAbs Therapeutics, Inc.
(a)(b)
.......... 81,177 553,627
Zura Bio Ltd., Class A
(b)
............... 37,455 174,915
Zymeworks, Inc.
(b)
.................. 120,097 1,247,808
136,072,553
Broadline Retail — 0.2%
1stdibs.com, Inc.
(b)
.................. 55,172 258,205
Big Lots, Inc. ...................... 62,610 487,732
ContextLogic, Inc., Class A
(b)
........... 50,193 298,648
Groupon, Inc.
(a)(b)
................... 47,694 612,391
1,656,976
Building Products — 0.5%
Alpha Pro Tech Ltd.
(a)(b)
............... 22,704 120,104
Caesarstone Ltd.
(b)
.................. 50,207 187,774
Insteel Industries, Inc. ................ 41,368 1,583,981

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Quanex Building Products Corp. ......... 73,167 $ 2,236,715
4,128,574
Capital Markets — 0.6%
AlTi Global, Inc., Class A
(b)
............. 50,177 439,550
Ashford, Inc.
(b)
..................... 1,716 6,315
Bakkt Holdings, Inc., Class A
(a)(b)
......... 158,520 353,500
Cohen & Co., Inc. .................. 2,090 13,898
Diamond Hill Investment Group, Inc. ...... 6,073 1,005,628
Forge Global Holdings, Inc.
(a)(b)
.......... 242,528 831,871
Hennessy Advisors, Inc. .............. 11,160 74,884
Heritage Global, Inc.
(b)
............... 72,708 202,128
MarketWise, Inc., Class A ............. 71,304 194,660
Marygold Cos., Inc. (The)
(a)(b)
........... 33,292 35,289
Perella Weinberg Partners, Class A ....... 92,898 1,136,143
Siebert Financial Corp.
(a)(b)
............. 30,967 52,025
Silvercrest Asset Management Group, Inc.,
Class A ....................... 21,157 359,669
Value Line, Inc. .................... 1,920 93,600
Westwood Holdings Group, Inc. ......... 18,508 232,646
5,031,806
Chemicals — 1.3%
Advanced Emissions Solutions, Inc.
(a)(b)
.... 50,833 151,482
AdvanSix, Inc. ..................... 57,621 1,726,325
Alto Ingredients, Inc.
(a)(b)
.............. 162,076 431,122
American Vanguard Corp. ............. 59,773 655,710
Aspen Aerogels, Inc.
(a)(b)
.............. 113,262 1,787,274
Core Molding Technologies, Inc.
(b)
........ 16,162 299,482
Danimer Scientific, Inc., Class A
(a)(b)
....... 192,771 196,626
Flexible Solutions International, Inc. ...... 16,484 31,485
Hawkins, Inc. ..................... 42,829 3,016,018
Intrepid Potash, Inc.
(b)
................ 23,335 557,473
Koppers Holdings, Inc. ............... 44,705 2,289,790
Northern Technologies International Corp. .. 17,133 201,827
Origin Materials, Inc., Class A
(a)(b)
........ 262,487 219,492
Rayonier Advanced Materials, Inc.
(b)
...... 140,479 568,940
Valhi, Inc. ........................ 5,527 83,955
12,217,001
Commercial Services & Supplies — 2.5%
ACCO Brands Corp. ................. 203,958 1,240,065
Acme United Corp. .................. 5,062 216,957
Aqua Metals, Inc.
(a)(b)
................ 218,563 166,108
ARC Document Solutions, Inc. .......... 78,470 257,382
Aris Water Solutions, Inc., Class A ....... 66,533 558,212
BrightView Holdings, Inc.
(b)
............ 91,346 769,133
CECO Environmental Corp.
(a)(b)
......... 65,520 1,328,746
CompX International, Inc. ............. 3,448 87,165
Ennis, Inc. ....................... 56,616 1,240,457
Enviri Corp.
(b)
..................... 174,145 1,567,305
Fuel Tech, Inc.
(b)
................... 53,166 55,824
GEO Group, Inc. (The)
(b)
.............. 266,595 2,887,224
Interface, Inc. ..................... 126,757 1,599,673
LanzaTech Global, Inc.
(a)(b)
............. 45,558 229,157
Liquidity Services, Inc.
(b)
.............. 50,839 874,939
Montrose Environmental Group, Inc.
(a)(b)
.... 61,577 1,978,469
NL Industries, Inc. .................. 18,392 103,179
Odyssey Marine Exploration, Inc.
(a)(b)
...... 41,654 193,691
Performant Financial Corp.
(b)
........... 148,378 463,681
Perma-Fix Environmental Services, Inc.
(a)(b)
. 27,530 216,386
Quad/Graphics, Inc., Class A
(b)
.......... 67,682 366,836
Quest Resource Holding Corp.
(b)
......... 37,331 273,636
SP Plus Corp.
(b)
.................... 43,354 2,221,893
Viad Corp.
(b)
...................... 44,925 1,626,285
Virco Mfg. Corp. ................... 29,232 351,661
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
VSE Corp. ....................... 29,025 $ 1,875,305
22,749,369
Communications Equipment — 1.0%
Applied Optoelectronics, Inc.
(a)(b)
......... 78,652 1,519,557
Aviat Networks, Inc.
(b)
................ 25,104 819,897
BK Technologies Corp.
(b)
.............. 6,021 73,632
CalAmp Corp.
(b)
.................... 78,517 19,708
Cambium Networks Corp.
(b)
............ 27,448 164,688
Casa Systems, Inc.
(b)
................ 69,213 36,683
Clearfield, Inc.
(a)(b)
................... 29,087 845,850
ClearOne, Inc. ..................... 28,705 31,001
Comtech Telecommunications Corp. ...... 60,199 507,477
Digi International, Inc.
(a)(b)
............. 77,897 2,025,322
DZS, Inc.
(b)
....................... 48,283 95,117
EMCORE Corp.
(a)(b)
................. 159,033 77,767
Franklin Wireless Corp.
(b)
............. 22,097 74,909
Genasys, Inc.
(a)(b)
................... 93,522 189,850
KVH Industries, Inc.
(b)
................ 41,796 219,847
Lantronix, Inc.
(a)(b)
................... 69,148 405,207
NETGEAR, Inc.
(b)
................... 63,898 931,633
Network-1 Technologies, Inc. ........... 33,749 73,573
Ondas Holdings, Inc.
(a)(b)
.............. 94,164 144,071
Optical Cable Corp.
(b)
................ 13,027 35,173
Ribbon Communications, Inc.
(a)(b)
........ 197,481 572,695
8,863,657
Construction & Engineering — 1.6%
Argan, Inc. ....................... 27,969 1,308,670
Bowman Consulting Group Ltd.
(b)
........ 23,770 844,310
Concrete Pumping Holdings, Inc.
(a)(b)
...... 56,597 464,095
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 144,784 1,111,941
IES Holdings, Inc.
(b)
................. 18,072 1,431,664
INNOVATE Corp.
(a)(b)
................. 123,064 151,369
Limbach Holdings, Inc.
(a)(b)
............. 20,311 923,541
Matrix Service Co.
(b)
................. 58,243 569,617
Northwest Pipe Co.
(a)(b)
............... 21,632 654,584
Orion Group Holdings, Inc.
(b)
........... 64,521 318,734
Southland Holdings, Inc.
(a)(b)
............ 9,289 47,931
Sterling Infrastructure, Inc.
(a)(b)
.......... 66,220 5,822,725
Tutor Perini Corp.
(a)(b)
................ 93,874 854,253
14,503,434
Construction Materials — 0.2%
Smith-Midland Corp.
(b)
............... 9,974 393,973
United States Lime & Minerals, Inc. ....... 4,541 1,046,019
1,439,992
Consumer Finance — 0.6%
Atlanticus Holdings Corp.
(a)(b)
........... 10,219 395,169
Consumer Portfolio Services, Inc.
(a)(b)
...... 18,535 173,673
Curo Group Holdings Corp.
(b)
........... 48,150 38,520
LendingTree, Inc.
(b)
.................. 23,587 715,158
Medallion Financial Corp. ............. 42,608 419,689
Moneylion, Inc.
(a)(b)
.................. 14,439 905,181
NerdWallet, Inc., Class A
(b)
............. 74,571 1,097,685
Nicholas Financial, Inc.
(a)(b)
............. 9,757 66,640
Oportun Financial Corp.
(b)
............. 62,609 244,801
OppFi, Inc., Class A
(b)
................ 23,612 120,894
Regional Management Corp. ........... 17,718 444,367
World Acceptance Corp.
(b)
............. 9,014 1,176,597
5,798,374
Consumer Staples Distribution & Retail — 0.3%
HF Foods Group, Inc.
(b)
............... 89,739 479,206
Maison Solutions, Inc., Class A
(b)
........ 5,504 7,541
Natural Grocers by Vitamin Cottage, Inc. ... 20,676 330,816

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
SpartanNash Co. ................... 76,339 $ 1,751,980
Village Super Market, Inc., Class A ....... 19,592 513,898
3,083,441
Containers & Packaging — 0.2%
Myers Industries, Inc. ................ 80,825 1,580,129
Ranpak Holdings Corp., Class A
(b)
....... 95,340 554,879
2,135,008
Distributors — 0.1%
AMCON Distributing Co.
(a)
............. 356 69,420
Weyco Group, Inc. .................. 13,059 409,530
478,950
Diversified Consumer Services — 1.3%
2U, Inc.
(a)(b)
....................... 180,764 222,340
American Public Education, Inc.
(b)
........ 33,984 327,946
Carriage Services, Inc. ............... 29,579 739,771
Lincoln Educational Services Corp.
(a)(b)
..... 52,314 525,232
Nerdy, Inc., Class A
(b)
................ 137,869 472,891
OneSpaWorld Holdings Ltd.
(b)
.......... 185,074 2,609,543
Perdoceo Education Corp. ............. 144,641 2,539,896
Regis Corp.
(a)(b)
.................... 4,982 47,080
Rover Group, Inc., Class A
(b)
........... 202,455 2,202,710
Universal Technical Institute, Inc.
(a)(b)
...... 72,314 905,371
Wag! Group Co.
(b)
.................. 32,645 57,782
WW International, Inc.
(a)(b)
............. 120,283 1,052,476
11,703,038
Diversified REITs — 0.4%
Alpine Income Property Trust, Inc. ....... 28,114 475,408
CTO Realty Growth, Inc. .............. 48,792 845,565
Gladstone Commercial Corp. ........... 87,914 1,163,981
Modiv Industrial, Inc., Class C .......... 16,459 245,239
NexPoint Diversified Real Estate Trust .... 68,101 541,403
One Liberty Properties, Inc. ............ 35,825 784,926
4,056,522
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)(b)
.................... 28,445 947,787
ATN International, Inc. ............... 24,120 939,956
Bandwidth, Inc., Class A
(b)
............. 51,552 745,958
Charge Enterprises, Inc.
(b)
............. 295,412 33,707
Consolidated Communications Holdings, Inc.
(a)
(b)
........................... 169,505 737,347
IDT Corp., Class B
(b)
................. 33,838 1,153,537
NextPlat Corp.
(b)
................... 9,248 15,259
Ooma, Inc.
(a)(b)
..................... 53,285 571,748
5,145,299
Electric Utilities — 0.1%
Genie Energy Ltd., Class B ............ 43,912 1,235,244
Via Renewables, Inc.
(a)
............... 5,954 55,968
1,291,212
Electrical Equipment — 1.3%
Allient, Inc. ....................... 28,753 868,628
American Superconductor Corp.
(b)
....... 62,836 699,993
Amprius Technologies, Inc.
(a)(b)
.......... 11,826 62,560
Babcock & Wilcox Enterprises, Inc.
(b)
...... 129,403 188,928
Beam Global
(a)(b)
................... 30,214 214,217
Blink Charging Co.
(a)(b)
................ 121,192 410,841
Broadwind, Inc.
(a)(b)
.................. 41,657 115,390
Dragonfly Energy Holdings Corp.
(a)(b)
...... 60,510 32,784
Energy Vault Holdings, Inc.
(b)
........... 218,772 509,739
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 239,716 261,290
Espey Mfg. & Electronics Corp. ......... 3,799 71,041
Security
Shares
Shares Value
Electrical Equipment (continued)
ESS Tech, Inc.
(a)(b)
.................. 200,996 $ 229,135
Expion360, Inc.
(a)(b)
.................. 9,692 50,980
Flux Power Holdings, Inc.
(b)
............ 24,996 102,734
FTC Solar, Inc.
(a)(b)
.................. 153,380 106,262
Ideal Power, Inc.
(b)
.................. 13,188 102,339
LSI Industries, Inc. .................. 61,780 869,862
NeoVolta, Inc.
(a)(b)
................... 62,575 100,120
Orion Energy Systems, Inc.
(a)(b)
.......... 74,272 64,364
Pioneer Power Solutions, Inc.
(b)
......... 15,715 106,705
Powell Industries, Inc. ................ 20,233 1,788,597
Preformed Line Products Co. ........... 5,492 735,159
Servotronics, Inc.
(b)
.................. 1,463 18,288
SES AI Corp., Class A
(a)(b)
............. 275,779 504,676
SKYX Platforms Corp.
(a)(b)
............. 137,524 220,038
Thermon Group Holdings, Inc.
(b)
......... 74,051 2,411,841
TPI Composites, Inc.
(a)(b)
.............. 90,982 376,666
Ultralife Corp.
(b)
.................... 20,806 141,897
11,365,074
Electronic Equipment, Instruments & Components — 2.6%
908 Devices, Inc.
(a)(b)
................. 48,246 541,320
Aeva Technologies, Inc.
(a)(b)
............ 177,790 134,711
Airgain, Inc.
(a)(b)
.................... 19,800 70,488
Akoustis Technologies, Inc.
(a)(b)
.......... 152,391 127,094
AmpliTech Group, Inc.
(b)
.............. 14,506 27,634
Arlo Technologies, Inc.
(b)
.............. 198,400 1,888,768
Bel Fuse, Inc., Class B, NVS ........... 23,083 1,541,252
Climb Global Solutions, Inc. ............ 9,148 501,585
Coda Octopus Group, Inc.
(b)
............ 13,922 83,532
CPS Technologies Corp.
(a)(b)
............ 25,951 60,985
Daktronics, Inc.
(a)(b)
.................. 83,142 705,044
Data I/O Corp.
(b)
.................... 17,239 50,683
Evolv Technologies Holdings, Inc., Class A
(b)
251,814 1,188,562
FARO Technologies, Inc.
(b)
............. 41,886 943,692
Focus Universal, Inc.
(a)(b)
.............. 62,239 90,869
Frequency Electronics, Inc. ............ 14,457 158,304
Identiv, Inc.
(b)
...................... 50,845 418,963
Interlink Electronics, Inc.
(b)
............. 2,581 32,959
Iteris, Inc.
(b)
....................... 94,526 491,535
Key Tronic Corp.
(b)
.................. 22,595 97,610
Kimball Electronics, Inc.
(a)(b)
............ 53,030 1,429,159
LightPath Technologies, Inc., Class A
(b)
.... 80,544 101,485
Lightwave Logic, Inc.
(a)(b)
.............. 260,099 1,295,293
Luna Innovations, Inc.
(a)(b)
............. 71,803 477,490
MicroVision, Inc.
(a)(b)
................. 419,440 1,115,710
Movella Holdings, Inc.
(a)(b)
............. 26,899 16,274
M-Tron Industries, Inc.
(a)(b)
............. 3,806 135,874
Napco Security Technologies, Inc. ....... 73,510 2,517,718
Neonode, Inc.
(a)(b)
................... 26,029 59,606
nLight, Inc.
(b)
...................... 99,167 1,338,754
Ouster, Inc.
(a)(b)
.................... 70,451 540,359
Powerfleet, Inc.
(a)(b)
.................. 75,415 257,919
Presto Automation, Inc.
(b)
.............. 7,099 3,773
Research Frontiers, Inc.
(a)(b)
............ 70,757 71,465
RF Industries Ltd.
(b)
................. 20,698 62,922
Richardson Electronics Ltd. ............ 27,020 360,717
ScanSource, Inc.
(a)(b)
................. 54,834 2,171,975
SmartRent, Inc., Class A
(b)
............. 406,891 1,297,982
Sobr Safe, Inc.
(a)(b)
.................. 20,603 9,704
Sono-Tek Corp.
(a)(b)
.................. 17,672 91,718
Vishay Precision Group, Inc.
(b)
.......... 27,501 936,959
Vuzix Corp.
(a)(b)
.................... 129,314 269,620
Wrap Technologies, Inc.
(a)(b)
............ 65,345 202,570
23,920,636

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services — 1.9%
Bristow Group, Inc.
(a)(b)
............... 52,140 $ 1,473,998
Dawson Geophysical Co.
(a)(b)
........... 12,896 23,600
Diamond Offshore Drilling, Inc.
(a)(b)
....... 225,243 2,928,159
DMC Global, Inc.
(b)
.................. 43,098 811,104
Energy Services of America Corp. ....... 24,784 148,208
Forum Energy Technologies, Inc.
(b)
....... 21,282 471,822
Geospace Technologies Corp.
(b)
......... 27,334 354,249
Gulf Island Fabrication, Inc.
(b)
........... 29,307 126,899
Helix Energy Solutions Group, Inc.
(b)
...... 318,441 3,273,573
Independence Contract Drilling, Inc.
(a)(b)
.... 25,039 61,346
KLX Energy Services Holdings, Inc.
(a)(b)
.... 27,951 314,728
Mammoth Energy Services, Inc.
(b)
........ 51,423 229,347
Natural Gas Services Group, Inc.
(b)
....... 25,927 416,906
NCS Multistage Holdings, Inc.
(b)
......... 1,360 23,419
Newpark Resources, Inc.
(b)
............ 169,439 1,125,075
Nine Energy Service, Inc.
(a)(b)
........... 52,641 141,078
Oil States International, Inc.
(b)
........... 139,506 947,246
Profire Energy, Inc.
(b)
................ 79,119 143,205
Ranger Energy Services, Inc. ........... 32,470 332,168
SEACOR Marine Holdings, Inc.
(a)(b)
....... 53,519 673,804
Select Water Solutions, Inc., Class A ...... 176,473 1,339,430
Smart Sand, Inc.
(a)(b)
................. 62,835 121,272
Solaris Oilfield Infrastructure, Inc., Class A .. 64,887 516,500
TETRA Technologies, Inc.
(b)
............ 276,509 1,249,821
17,246,957
Entertainment — 0.3%
Chicken Soup For The Soul Entertainment,
Inc.
(a)(b)
........................ 23,330 5,119
CuriosityStream, Inc., Class A
(b)
......... 48,151 26,006
FG Group Holdings, Inc.
(b)
............. 26,808 39,408
Gaia, Inc., Class A
(b)
................. 33,791 91,236
GameSquare Holdings, Inc.
(b)
........... 20,308 36,757
Golden Matrix Group, Inc.
(b)
............ 34,339 82,757
Kartoon Studios, Inc.
(a)(b)
.............. 68,790 95,618
LiveOne, Inc.
(a)(b)
................... 148,258 206,079
Loop Media, Inc.
(b)
.................. 87,939 87,939
Marcus Corp. (The)
(a)
................ 53,734 783,442
Playstudios, Inc., Class A
(b)
............ 190,775 517,000
PodcastOne, Inc.
(a)(b)
................. 7,092 13,120
Reading International, Inc., Class A, NVS
(b)
. 36,431 69,583
Reservoir Media, Inc.
(b)
............... 43,689 311,503
2,365,567
Financial Services — 1.5%
Acacia Research Corp.
(a)(b)
............. 84,800 332,416
Alerus Financial Corp. ............... 39,706 889,017
A-Mark Precious Metals, Inc. ........... 41,957 1,269,199
AppTech Payments Corp.
(a)(b)
........... 31,287 62,261
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 60,801 1,504,217
BM Technologies, Inc., Class A
(a)(b)
....... 17,912 36,720
Cantaloupe, Inc.
(b)
.................. 126,556 937,780
Cass Information Systems, Inc. ......... 30,336 1,366,637
Finance of America Cos., Inc., Class A
(a)(b)
.. 119,594 131,553
I3 Verticals, Inc., Class A
(b)
............. 49,799 1,054,245
Income Opportunity Realty Investors, Inc.
(b)
. 1,585 21,239
International Money Express, Inc.
(a)(b)
...... 70,647 1,560,592
Merchants Bancorp ................. 35,200 1,498,816
NewtekOne, Inc. ................... 51,456 710,093
Ocwen Financial Corp.
(b)
.............. 14,262 438,699
Paysign, Inc.
(b)
..................... 71,953 201,468
Priority Technology Holdings, Inc.
(b)
....... 38,558 137,267
Security National Financial Corp., Class A
(b)
. 27,623 248,607
SWK Holdings Corp.
(b)
............... 8,543 149,759
Security
Shares
Shares Value
Financial Services (continued)
Usio, Inc.
(b)
....................... 47,261 $ 81,289
Velocity Financial, Inc.
(b)
.............. 19,146 329,694
Waterstone Financial, Inc. ............. 39,116 555,447
13,517,015
Food Products — 0.7%
Alico, Inc. ........................ 15,824 460,162
Benson Hill, Inc.
(a)(b)
................. 387,910 67,419
Bridgford Foods Corp.
(a)(b)
............. 4,139 45,322
Calavo Growers, Inc. ................ 38,227 1,124,256
Farmer Bros Co.
(b)
.................. 29,383 89,912
Forafric Global plc
(b)
................. 11,222 118,841
Lifeway Foods, Inc.
(a)(b)
............... 8,496 113,931
Limoneira Co. ..................... 38,553 795,348
Mama's Creations, Inc.
(b)
.............. 46,245 227,063
Real Good Food Co., Inc. (The), Class A
(b)
.. 41,570 63,186
Rocky Mountain Chocolate Factory, Inc.
(b)
.. 11,496 52,767
S&W Seed Co.
(b)
................... 54,763 38,334
Sadot Group, Inc.
(b)
................. 61,702 24,712
Seneca Foods Corp., Class A
(b)
......... 11,544 605,367
SunOpta, Inc.
(a)(b)
................... 208,412 1,140,014
Vital Farms, Inc.
(a)(b)
................. 67,409 1,057,647
Whole Earth Brands, Inc., Class A
(b)
...... 72,060 245,725
6,270,006
Gas Utilities — 0.0%
RGC Resources, Inc. ................ 17,594 357,862
Ground Transportation — 0.4%
Covenant Logistics Group, Inc., Class A .... 18,332 844,005
Daseke, Inc.
(b)
..................... 90,710 734,751
FTAI Infrastructure, Inc. ............... 218,627 850,459
PAM Transportation Services, Inc.
(b)
...... 13,669 284,042
TuSimple Holdings, Inc., Class A
(a)(b)
...... 367,283 322,401
Universal Logistics Holdings, Inc. ........ 14,899 417,470
3,453,128
Health Care Equipment & Supplies — 3.4%
Accuray, Inc.
(a)(b)
.................... 207,775 588,003
AngioDynamics, Inc.
(a)(b)
.............. 85,145 667,537
Apyx Medical Corp.
(b)
................ 67,159 175,957
Artivion, Inc.
(a)(b)
.................... 86,920 1,554,130
AxoGen, Inc.
(b)
..................... 89,465 611,046
Beyond Air, Inc.
(a)(b)
.................. 59,414 116,451
BioSig Technologies, Inc.
(a)(b)
........... 144,592 68,681
Bioventus, Inc., Class A
(b)
............. 70,340 370,692
Butterfly Network, Inc., Class A
(a)(b)
....... 314,580 339,746
Cerus Corp.
(b)
..................... 394,296 851,679
ClearPoint Neuro, Inc.
(a)(b)
............. 50,607 343,622
Co-Diagnostics, Inc.
(a)(b)
............... 68,521 91,133
Cue Health, Inc.
(b)
.................. 242,614 39,425
Cutera, Inc.
(a)(b)
.................... 40,276 141,973
CVRx, Inc.
(a)(b)
..................... 24,550 771,852
CytoSorbents Corp.
(a)(b)
............... 89,930 99,822
Delcath Systems, Inc.
(a)(b)
............. 25,974 108,052
Eargo, Inc.
(b)
...................... 11,169 28,928
Electromed, Inc.
(a)(b)
................. 17,134 186,932
enVVeno Medical Corp.
(b)
............. 22,197 114,093
FONAR Corp.
(b)
.................... 14,092 275,640
Hyperfine, Inc., Class A
(a)(b)
............ 116,590 130,581
Inogen, Inc.
(b)
..................... 51,513 282,806
iRadimed Corp. .................... 16,088 763,697
IRIDEX Corp.
(a)(b)
................... 32,222 90,544
Kewaunee Scientific Corp.
(b)
........... 5,762 167,501
KORU Medical Systems, Inc.
(a)(b)
......... 76,931 188,866
LeMaitre Vascular, Inc. ............... 43,689 2,479,788

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
LENSAR, Inc.
(b)
.................... 15,347 $ 53,868
Lucid Diagnostics, Inc.
(a)(b)
............. 22,399 31,583
Monogram Orthopaedics, Inc.
(b)
......... 4,878 16,780
Nano-X Imaging Ltd.
(a)(b)
.............. 104,888 668,137
Neuronetics, Inc.
(a)(b)
................. 58,487 169,612
NeuroPace, Inc.
(a)(b)
................. 23,469 241,965
OraSure Technologies, Inc.
(a)(b)
.......... 159,921 1,311,352
Orchestra BioMed Holdings, Inc.
(b)
....... 32,093 293,009
Orthofix Medical, Inc.
(b)
............... 77,638 1,046,560
OrthoPediatrics Corp.
(b)
............... 35,029 1,138,793
Precision Optics Corp., Inc.
(b)
........... 9,152 56,376
Pro-Dex, Inc.
(b)
.................... 4,701 81,703
ProSomnus, Inc.
(a)(b)
................. 16,704 16,395
Pulmonx Corp.
(a)(b)
.................. 81,569 1,040,005
Pulse Biosciences, Inc.
(a)(b)
............. 35,593 435,658
Retractable Technologies, Inc.
(b)
......... 32,952 36,577
Rockwell Medical, Inc.
(b)
.............. 27,634 52,228
RxSight, Inc.
(b)
..................... 62,923 2,537,055
Sanara Medtech, Inc.
(a)(b)
.............. 8,585 352,843
Semler Scientific, Inc.
(a)(b)
.............. 10,148 449,455
Sensus Healthcare, Inc.
(b)
............. 34,308 80,967
SI-BONE, Inc.
(a)(b)
................... 88,107 1,849,366
Sight Sciences, Inc.
(b)
................ 47,627 245,755
Stereotaxis, Inc.
(b)
.................. 125,340 219,345
Strata Skin Sciences, Inc.
(a)(b)
........... 42,703 23,491
Surmodics, Inc.
(b)
................... 30,558 1,110,783
Tactile Systems Technology, Inc.
(b)
....... 51,351 734,319
Tela Bio, Inc.
(a)(b)
.................... 35,827 237,175
UFP Technologies, Inc.
(a)(b)
............. 15,696 2,700,340
Utah Medical Products, Inc. ............ 7,572 637,714
Vicarious Surgical, Inc., Class A
(b)
........ 216,884 79,531
Vivani Medical, Inc.
(a)(b)
............... 49,181 50,165
VolitionRX Ltd.
(a)(b)
.................. 123,385 88,467
Zimvie, Inc.
(b)
...................... 57,016 1,012,034
Zynex, Inc.
(a)(b)
..................... 40,249 438,312
31,186,895
Health Care Providers & Services — 1.2%
Accolade, Inc.
(a)(b)
................... 150,304 1,805,151
AirSculpt Technologies, Inc.
(a)(b)
......... 26,883 201,354
Aveanna Healthcare Holdings, Inc.
(a)(b)
..... 113,270 303,564
Biodesix, Inc.
(b)
.................... 61,808 113,727
CareMax, Inc., Class A
(b)
.............. 165,464 82,434
Castle Biosciences, Inc.
(b)
............. 54,812 1,182,843
Cosmos Health, Inc.
(b)
................ 21,085 29,730
Cross Country Healthcare, Inc.
(a)(b)
....... 75,947 1,719,440
Cryo-Cell International, Inc.
(b)
........... 12,355 71,041
DocGo, Inc.
(a)(b)
.................... 171,635 959,440
Enzo Biochem, Inc.
(b)
................ 92,867 129,085
Etao International Co. Ltd.
(a)(b)
.......... 118,122 53,155
Great Elm Group, Inc.
(b)
.............. 31,618 61,339
InfuSystem Holdings, Inc.
(b)
............ 39,971 421,294
Invitae Corp.
(a)(b)
.................... 576,220 361,175
Joint Corp. (The)
(b)
.................. 31,308 300,870
P3 Health Partners, Inc., Class A
(a)(b)
...... 90,896 128,163
Pennant Group, Inc. (The)
(b)
............ 62,963 876,445
PetIQ, Inc., Class A
(a)(b)
............... 60,324 1,191,399
Psychemedics Corp. ................ 8,927 26,424
Quipt Home Medical Corp.
(a)(b)
.......... 89,901 457,596
Sonida Senior Living, Inc.
(b)
............ 7,836 75,696
Viemed Healthcare, Inc.
(b)
............. 75,525 592,871
11,144,236
Security
Shares
Shares Value
Health Care REITs — 0.5%
Diversified Healthcare Trust ............ 527,370 $ 1,972,364
Global Medical REIT, Inc. ............. 134,914 1,497,545
Universal Health Realty Income Trust ..... 28,582 1,236,172
4,706,081
Health Care Technology — 0.6%
Akili, Inc.
(b)
....................... 104,643 49,099
Augmedix, Inc.
(b)
................... 45,057 263,583
Better Therapeutics, Inc.
(a)(b)
............ 30,343 5,917
CareCloud, Inc.
(a)(b)
.................. 22,810 34,671
Computer Programs & Systems, Inc.
(b)
..... 31,589 353,797
DarioHealth Corp.
(a)(b)
................ 57,489 98,881
Forian, Inc.
(a)(b)
..................... 40,221 117,646
HealthStream, Inc. .................. 53,166 1,437,077
iCAD, Inc.
(a)(b)
..................... 49,493 87,603
LifeMD, Inc.
(b)
..................... 65,238 540,823
OptimizeRx Corp.
(a)(b)
................ 35,709 510,996
Sharecare, Inc., Class A
(a)(b)
............ 681,005 735,485
Simulations Plus, Inc.
(a)
............... 35,016 1,566,966
Streamline Health Solutions, Inc.
(b)
....... 93,213 39,616
5,842,160
Hotel & Resort REITs — 0.2%
Ashford Hospitality Trust, Inc.
(a)(b)
........ 75,898 147,242
Braemar Hotels & Resorts, Inc. ......... 144,364 360,910
Chatham Lodging Trust ............... 106,605 1,142,805
Sotherly Hotels, Inc.
(b)
................ 36,638 54,591
1,705,548
Hotels, Restaurants & Leisure — 2.0%
Allied Gaming & Entertainment, Inc.
(b)
..... 28,777 30,504
Ark Restaurants Corp. ............... 4,007 56,699
Biglari Holdings, Inc., Class B, NVS
(b)
..... 1,639 270,320
BJ's Restaurants, Inc.
(b)
............... 50,236 1,808,998
Bluegreen Vacations Holding Corp. ....... 23,914 1,796,420
Canterbury Park Holding Corp. .......... 6,876 140,545
Carrols Restaurant Group, Inc. .......... 81,787 644,482
Century Casinos, Inc.
(b)
............... 61,638 300,793
Chuy's Holdings, Inc.
(a)(b)
.............. 39,907 1,525,645
Denny's Corp.
(b)
.................... 113,265 1,232,323
El Pollo Loco Holdings, Inc.
(b)
........... 61,634 543,612
FAT Brands, Inc., Class B ............. 215 1,163
First Watch Restaurant Group, Inc.
(b)
...... 49,041 985,724
Flanigan's Enterprises, Inc. ............ 1,886 48,508
Full House Resorts, Inc.
(b)
............. 73,484 394,609
GAN Ltd.
(b)
....................... 88,783 140,277
Golden Entertainment, Inc. ............ 44,750 1,786,868
Good Times Restaurants, Inc.
(a)(b)
........ 19,859 50,442
Hall of Fame Resort & Entertainment Co.
(a)(b)
7,372 23,959
Inspired Entertainment, Inc.
(b)
........... 48,291 477,115
Kura Sushi USA, Inc., Class A
(a)(b)
........ 12,960 984,960
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 77,083 868,725
Mondee Holdings, Inc., Class A
(a)(b)
....... 101,154 279,185
Nathan's Famous, Inc.
(a)
.............. 6,224 485,534
Noodles & Co., Class A
(b)
............. 88,443 278,596
ONE Group Hospitality, Inc. (The)
(b)
....... 48,320 295,718
PlayAGS, Inc.
(b)
.................... 81,293 685,300
Potbelly Corp.
(b)
.................... 57,616 600,359
RCI Hospitality Holdings, Inc. ........... 19,384 1,284,384
Red Robin Gourmet Burgers, Inc.
(a)(b)
...... 35,021 436,712
18,458,479
Household Durables — 1.1%
Bassett Furniture Industries, Inc. ........ 18,460 306,436
Beazer Homes USA, Inc.
(b)
............ 65,254 2,204,933
Ethan Allen Interiors, Inc. ............. 50,438 1,609,981

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Flexsteel Industries, Inc. .............. 10,275 $ 193,684
Hamilton Beach Brands Holding Co., Class A 19,100 334,059
Hooker Furnishings Corp. ............. 23,550 614,184
Hovnanian Enterprises, Inc., Class A
(b)
..... 10,812 1,682,563
Koss Corp.
(a)(b)
..................... 9,327 31,245
Landsea Homes Corp.
(b)
.............. 44,461 584,217
Legacy Housing Corp.
(b)
.............. 21,821 550,326
Lifetime Brands, Inc. ................. 27,236 182,753
Live Ventures, Inc.
(b)
................. 3,420 86,868
Lovesac Co. (The)
(a)(b)
................ 30,974 791,386
Purple Innovation, Inc.
(a)
.............. 121,052 124,684
Traeger, Inc.
(a)(b)
.................... 80,105 218,687
Tupperware Brands Corp.
(a)(b)
........... 98,124 196,248
United Homes Group, Inc., Class A
(a)(b)
..... 12,334 103,976
Universal Electronics, Inc.
(b)
............ 27,210 255,502
VOXX International Corp., Class A
(a)(b)
..... 26,193 279,741
10,351,473
Household Products — 0.1%
Oil-Dri Corp. of America .............. 10,809 725,068
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc., Class A
(a)(b)
........... 140,995 962,996
Industrial REITs — 0.3%
Industrial Logistics Properties Trust ....... 144,207 677,773
Plymouth Industrial REIT, Inc. .......... 97,981 2,358,403
3,036,176
Insurance — 1.8%
Ambac Financial Group, Inc.
(b)
.......... 97,673 1,609,651
American Coastal Insurance Corp.
(b)
...... 43,215 408,814
Atlantic American Corp. .............. 10,736 25,552
Caret Holdings, Inc., Class A
(a)(b)
......... 17,674 185,223
Citizens, Inc., Class A
(a)(b)
............. 109,867 295,542
Crawford & Co., Class A, NVS .......... 31,914 420,626
Donegal Group, Inc., Class A ........... 34,521 482,949
eHealth, Inc.
(b)
..................... 62,340 543,605
GoHealth, Inc., Class A
(b)
.............. 9,205 122,795
Greenlight Capital Re Ltd., Class A
(b)
...... 57,280 654,138
HCI Group, Inc. .................... 14,205 1,241,517
Heritage Insurance Holdings, Inc.
(b)
....... 49,142 320,406
Hippo Holdings, Inc.
(a)(b)
............... 23,257 212,104
ICC Holdings, Inc.
(b)
................. 3,610 55,088
Investors Title Co. .................. 2,676 433,887
Kingsway Financial Services, Inc.
(b)
....... 24,150 202,860
Maiden Holdings Ltd.
(a)(b)
.............. 200,819 459,875
MBIA, Inc.
(b)
...................... 101,715 622,496
National Western Life Group, Inc., Class A .. 5,040 2,434,421
NI Holdings, Inc.
(b)
.................. 18,202 236,444
Selectquote, Inc.
(b)
.................. 301,455 412,993
Skyward Specialty Insurance Group, Inc.
(b)
.. 52,670 1,784,460
Tiptree, Inc. ...................... 53,105 1,006,871
United Fire Group, Inc. ............... 46,504 935,660
Universal Insurance Holdings, Inc. ....... 53,643 857,215
Vericity, Inc.
(a)(b)
.................... 4,634 51,808
16,017,000
Interactive Media & Services — 0.8%
(b)
Arena Group Holdings, Inc. (The) ........ 20,450 48,671
DHI Group, Inc. .................... 94,245 244,095
EverQuote, Inc., Class A .............. 47,599 582,612
fuboTV, Inc.
(a)
..................... 625,021 1,987,567
MediaAlpha, Inc., Class A
(a)
............ 49,838 555,694
Nextdoor Holdings, Inc., Class A ......... 323,755 611,897
Outbrain, Inc. ..................... 89,895 393,740
QuinStreet, Inc.
(a)
................... 117,144 1,501,786
Security
Shares
Shares Value
Interactive Media & Services (continued)
System1, Inc., Class A ............... 71,756 $ 159,298
Travelzoo ........................ 14,201 135,335
TrueCar, Inc. ...................... 197,188 682,270
6,902,965
IT Services — 1.0%
Applied Digital Corp.
(a)(b)
.............. 180,801 1,218,599
Backblaze, Inc., Class A
(b)
............. 44,674 339,076
BigBear.ai Holdings, Inc.
(a)(b)
............ 64,351 137,711
Brightcove, Inc.
(b)
................... 94,865 245,700
Castellum, Inc.
(a)(b)
.................. 42,703 12,725
Couchbase, Inc.
(b)
.................. 76,757 1,728,568
Crexendo, Inc.
(a)
................... 27,589 133,807
CSP, Inc. ........................ 7,497 149,940
DecisionPoint Systems, Inc.
(b)
.......... 12,873 80,585
Glimpse Group, Inc. (The)
(b)
............ 29,320 33,132
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 124,597 1,660,878
Hackett Group, Inc. (The) ............. 55,228 1,257,541
Information Services Group, Inc. ......... 77,550 365,260
OMNIQ Corp.
(b)
.................... 11,583 7,158
Rackspace Technology, Inc.
(b)
.......... 139,343 278,686
Research Solutions, Inc.
(a)(b)
............ 60,840 158,184
Tucows, Inc., Class A
(a)(b)
.............. 21,808 588,816
Unisys Corp.
(b)
..................... 146,730 824,623
9,220,989
Leisure Products — 0.7%
American Outdoor Brands, Inc.
(b)
........ 28,898 242,743
AMMO, Inc.
(a)(b)
.................... 197,948 415,691
BowFlex, Inc.
(a)(b)
................... 67,970 52,337
Clarus Corp. ...................... 61,919 426,932
Escalade, Inc. ..................... 21,910 440,172
Funko, Inc., Class A
(b)
................ 78,502 606,820
Interactive Strength, Inc.
(b)
............. 6,703 5,767
JAKKS Pacific, Inc.
(b)
................ 16,366 581,811
Johnson Outdoors, Inc., Class A ......... 11,977 639,811
Latham Group, Inc.
(b)
................ 84,427 222,043
Marine Products Corp. ............... 18,678 212,929
MasterCraft Boat Holdings, Inc.
(b)
........ 37,511 849,249
Smith & Wesson Brands, Inc. ........... 101,626 1,378,049
Solo Brands, Inc., Class A
(a)(b)
........... 43,989 270,972
Vision Marine Technologies, Inc.
(a)(b)
...... 8,563 9,334
6,354,660
Life Sciences Tools & Services — 1.0%
(b)
Akoya Biosciences, Inc.
(a)
............. 51,033 249,041
Alpha Teknova, Inc. ................. 12,507 46,651
BioLife Solutions, Inc. ................ 76,782 1,247,707
Champions Oncology, Inc. ............. 15,306 82,805
ChromaDex Corp.
(a)
................. 116,664 166,830
Codexis, Inc. ...................... 153,856 469,261
Harvard Bioscience, Inc.
(a)
............. 89,969 481,334
Inotiv, Inc.
(a)
....................... 49,821 182,843
Lifecore Biomedical, Inc.
(a)
............. 56,913 352,291
MaxCyte, Inc.
(a)
.................... 192,888 906,574
NanoString Technologies, Inc.
(a)
......... 105,872 79,235
Nautilus Biotechnology, Inc. ............ 111,002 331,896
OmniAb, Inc.
(a)
..................... 205,774 1,269,626
Personalis, Inc.
(a)
................... 89,270 187,467
Quanterix Corp. .................... 78,034 2,133,450
Quantum-Si, Inc., Class A
(a)
............ 223,689 449,615
Rapid Micro Biosystems, Inc., Class A
(a)
.... 51,715 38,269
Seer, Inc., Class A .................. 127,760 247,854
Singular Genomics Systems, Inc. ........ 128,804 59,263
Standard BioTools, Inc.
(a)
.............. 171,419 378,836

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Telesis Bio, Inc.
(a)
................... 23,607 $ 9,419
9,370,267
Machinery — 2.5%
374Water, Inc.
(b)
.................... 135,352 192,200
Blue Bird Corp.
(b)
................... 56,166 1,514,235
ClearSign Technologies Corp.
(a)(b)
........ 65,302 72,485
Columbus McKinnon Corp.
(a)
........... 62,502 2,438,828
Commercial Vehicle Group, Inc.
(b)
........ 71,964 504,468
Douglas Dynamics, Inc. .............. 49,870 1,480,142
Eastern Co. (The) .................. 11,940 262,680
FreightCar America, Inc.
(b)
............. 30,704 82,901
Gencor Industries, Inc.
(b)
.............. 23,167 373,915
Graham Corp.
(b)
.................... 22,095 419,142
Hurco Cos., Inc. .................... 13,611 293,045
Hydrofarm Holdings Group, Inc.
(a)(b)
....... 96,849 88,859
Hyliion Holdings Corp., Class A
(a)(b)
....... 325,248 264,654
Hyster-Yale Materials Handling, Inc. ...... 24,554 1,527,013
L B Foster Co., Class A
(b)
.............. 23,768 522,658
LS Starrett Co. (The), Class A
(b)
......... 13,167 159,321
Luxfer Holdings plc ................. 59,032 527,746
Manitex International, Inc.
(b)
............ 33,134 289,591
Manitowoc Co., Inc. (The)
(b)
............ 76,960 1,284,463
Mayville Engineering Co., Inc.
(b)
......... 24,486 353,088
Microvast Holdings, Inc.
(a)(b)
............ 473,514 662,920
Miller Industries, Inc. ................ 24,525 1,037,162
Nauticus Robotics, Inc.
(b)
.............. 29,781 20,186
NN, Inc.
(a)(b)
....................... 97,524 390,096
Park-Ohio Holdings Corp. ............. 18,864 508,574
Perma-Pipe International Holdings, Inc.
(b)
... 16,761 130,568
REV Group, Inc. ................... 69,867 1,269,483
Shyft Group, Inc. (The) ............... 74,720 913,078
Taylor Devices, Inc.
(b)
................ 6,480 143,208
Titan International, Inc.
(b)
.............. 115,732 1,722,092
Twin Disc, Inc.
(a)
.................... 24,407 394,417
Velo3D, Inc.
(a)(b)
.................... 196,055 77,952
Wabash National Corp. ............... 102,023 2,613,829
22,534,999
Marine Transportation — 0.5%
Eagle Bulk Shipping, Inc. ............. 20,434 1,132,043
Genco Shipping & Trading Ltd. .......... 92,939 1,541,858
Himalaya Shipping Ltd.
(a)(b)
............. 62,974 425,704
Pangaea Logistics Solutions Ltd. ........ 80,470 663,073
Safe Bulkers, Inc. .................. 146,520 575,824
4,338,502
Media — 1.2%
AdTheorent Holding Co., Inc.
(a)(b)
......... 148,255 214,970
Advantage Solutions, Inc., Class A
(b)
...... 191,815 694,370
Boston Omaha Corp., Class A
(a)(b)
........ 52,047 818,699
Cardlytics, Inc.
(a)(b)
.................. 80,620 742,510
Clear Channel Outdoor Holdings, Inc.
(b)
.... 827,696 1,506,407
comScore, Inc.
(b)
................... 8,143 135,988
Cumulus Media, Inc., Class A
(b)
......... 34,770 184,976
Daily Journal Corp.
(b)
................ 2,992 1,019,733
Direct Digital Holdings, Inc., Class A
(a)(b)
.... 5,895 87,718
Emerald Holding, Inc.
(a)(b)
.............. 35,100 209,898
Entravision Communications Corp., Class A . 132,471 552,404
Gambling.com Group Ltd.
(b)
............ 33,775 329,306
Gannett Co., Inc.
(b)
.................. 318,514 732,582
Harte Hanks, Inc.
(b)
.................. 14,225 96,588
iHeartMedia, Inc., Class A
(b)
............ 229,064 611,601
Innovid Corp.
(b)
.................... 223,908 335,862
Lee Enterprises, Inc.
(b)
............... 12,079 95,062
Marchex, Inc., Class B
(b)
.............. 44,912 61,080
Security
Shares
Shares Value
Media (continued)
Saga Communications, Inc., Class A ...... 8,649 $ 192,527
Thryv Holdings, Inc.
(a)(b)
............... 68,522 1,394,423
Townsquare Media, Inc., Class A ........ 25,753 271,952
Urban One, Inc., Class A
(a)(b)
........... 21,067 84,900
Urban One, Inc., Class D, NVS
(b)
........ 24,650 87,015
10,460,571
Metals & Mining — 1.8%
5E Advanced Materials, Inc.
(a)(b)
......... 86,829 122,429
Ampco-Pittsburgh Corp.
(a)(b)
............ 31,692 86,519
Ascent Industries Co.
(b)
............... 15,523 148,400
Caledonia Mining Corp. plc ............ 36,107 440,505
Contango ORE, Inc.
(b)
................ 17,099 309,663
Dakota Gold Corp.
(a)(b)
................ 123,786 324,319
Friedman Industries, Inc. .............. 14,651 226,504
Gold Resource Corp.
(b)
............... 192,146 72,247
Haynes International, Inc. ............. 27,698 1,580,171
i-80 Gold Corp.
(b)
................... 428,681 754,479
Idaho Strategic Resources, Inc.
(a)(b)
....... 23,441 148,410
Ivanhoe Electric, Inc.
(b)
............... 140,229 1,413,508
NioCorp Developments Ltd.
(b)
........... 4,234 13,506
Olympic Steel, Inc. .................. 21,792 1,453,526
Perpetua Resources Corp.
(a)(b)
.......... 82,896 262,780
Piedmont Lithium, Inc.
(a)(b)
............. 39,638 1,118,981
Ramaco Resources, Inc., Class A ........ 49,238 845,909
Ramaco Resources, Inc., Class B ........ 9,897 131,729
Schnitzer Steel Industries, Inc., Class A .... 57,207 1,725,363
SunCoke Energy, Inc. ................ 184,794 1,984,688
TimkenSteel Corp.
(b)
................. 96,376 2,260,017
Tredegar Corp. .................... 59,762 323,312
Universal Stainless & Alloy Products, Inc.
(b)
. 18,457 370,617
US Gold Corp.
(b)
................... 18,643 79,233
US Goldmining, Inc.
(b)
................ 4,135 30,186
16,227,001
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
ACRES Commercial Realty Corp.
(a)(b)
..... 17,296 166,387
AFC Gamma, Inc. .................. 36,134 434,692
AG Mortgage Investment Trust, Inc. ...... 63,878 405,625
Angel Oak Mortgage REIT, Inc.
(a)
........ 26,172 277,423
Ares Commercial Real Estate Corp. ...... 115,386 1,195,399
ARMOUR Residential REIT, Inc. ......... 108,861 2,103,195
Cherry Hill Mortgage Investment Corp. .... 60,564 244,679
Chicago Atlantic Real Estate Finance, Inc. .. 36,255 586,606
Dynex Capital, Inc. .................. 124,485 1,558,552
Ellington Financial, Inc. ............... 166,523 2,116,507
Ellington Residential Mortgage REIT ...... 33,068 202,707
Franklin BSP Realty Trust, Inc. .......... 183,917 2,484,719
Granite Point Mortgage Trust, Inc. ....... 112,870 670,448
Great Ajax Corp. ................... 51,432 272,590
Invesco Mortgage Capital, Inc. .......... 99,034 877,441
Lument Finance Trust, Inc. ............ 66,978 156,059
Manhattan Bridge Capital, Inc. .......... 19,366 96,249
Nexpoint Real Estate Finance, Inc. ....... 17,831 280,838
Orchid Island Capital, Inc. ............. 116,775 984,413
Sachem Capital Corp. ................ 97,167 363,405
Seven Hills Realty Trust .............. 27,959 361,789
15,839,723
Multi-Utilities — 0.2%
Unitil Corp. ....................... 35,236 1,852,357
Office REITs — 0.5%
City Office REIT, Inc. ................ 86,182 526,572
Creative Media & Community Trust Corp. ... 27,261 101,956
Franklin Street Properties Corp. ......... 216,636 554,588

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Office REITs (continued)
Office Properties Income Trust .......... 107,103 $ 783,994
Orion Office REIT, Inc. ............... 125,869 719,971
Peakstone Realty Trust, Class E, NVS
(a)
... 79,859 1,591,590
Postal Realty Trust, Inc., Class A ........ 45,185 657,893
4,936,564
Oil, Gas & Consumable Fuels — 3.9%
Adams Resources & Energy, Inc. ........ 5,556 145,456
Aemetis, Inc.
(a)(b)
................... 68,593 359,427
American Resources Corp., Class A
(a)(b)
.... 151,454 225,666
Amplify Energy Corp.
(a)(b)
.............. 79,707 472,663
Ardmore Shipping Corp. .............. 92,415 1,302,127
Battalion Oil Corp.
(b)
................. 8,193 78,735
Berry Corp. ....................... 167,398 1,176,808
Centrus Energy Corp., Class A
(a)(b)
....... 27,105 1,474,783
Clean Energy Technologies, Inc.
(a)(b)
...... 26,140 38,426
Dorian LPG Ltd. .................... 76,332 3,348,685
Empire Petroleum Corp.
(a)(b)
............ 28,797 316,479
Encore Energy Corp.
(b)
............... 326,110 1,281,612
Energy Fuels, Inc.
(a)(b)
................ 348,114 2,502,940
Epsilon Energy Ltd. ................. 46,677 237,119
Evolution Petroleum Corp. ............. 68,837 399,943
FutureFuel Corp. ................... 57,808 351,473
Gevo, Inc.
(a)(b)
..................... 514,611 596,949
Granite Ridge Resources, Inc. .......... 75,213 452,782
Hallador Energy Co.
(a)(b)
............... 50,362 445,200
Lightbridge Corp.
(b)
.................. 25,819 82,879
NACCO Industries, Inc., Class A ......... 9,234 337,041
NextDecade Corp.
(a)(b)
................ 172,054 820,698
Nordic American Tankers Ltd. .......... 454,992 1,910,966
Overseas Shipholding Group, Inc., Class A . 136,526 719,492
PHX Minerals, Inc., Class A
(a)
........... 78,295 252,110
PrimeEnergy Resources Corp.
(a)(b)
........ 1,594 169,522
REX American Resources Corp.
(b)
....... 34,220 1,618,606
Riley Exploration Permian, Inc. .......... 19,497 531,098
Ring Energy, Inc.
(a)(b)
................. 263,667 384,954
SandRidge Energy, Inc. .............. 68,256 933,060
SilverBow Resources, Inc.
(a)(b)
.......... 46,541 1,353,412
Stabilis Solutions, Inc.
(a)(b)
............. 6,625 27,494
Teekay Corp.
(b)
.................... 136,813 978,213
Trio Petroleum Corp.
(b)
............... 13,467 4,173
Uranium Energy Corp.
(a)(b)
............. 836,073 5,350,867
US Energy Corp. ................... 22,813 22,813
VAALCO Energy, Inc. ................ 238,253 1,069,756
Verde Clean Fuels, Inc., Class A
(b)
....... 3,547 8,371
Vertex Energy, Inc.
(a)(b)
............... 145,538 493,374
Vital Energy, Inc.
(a)(b)
................. 51,754 2,354,290
W&T Offshore, Inc. .................. 218,940 713,744
35,344,206
Paper & Forest Products — 0.2%
(b)
Clearwater Paper Corp. .............. 36,102 1,304,004
Glatfelter Corp. .................... 97,526 189,201
1,493,205
Passenger Airlines — 0.3%
(b)
Blade Air Mobility, Inc., Class A .......... 132,269 466,910
Hawaiian Holdings, Inc.
(a)
............. 112,457 1,596,889
Mesa Air Group, Inc.
(a)
............... 78,151 78,933
Surf Air Mobility, Inc.
(a)
................ 118,166 183,157
2,325,889
Personal Care Products — 0.2%
Honest Co., Inc. (The)
(b)
.............. 149,384 492,967
Lifevantage Corp. .................. 25,960 155,760
Natural Alternatives International, Inc.
(b)
.... 10,887 69,895
Security
Shares
Shares Value
Personal Care Products (continued)
Natural Health Trends Corp. ........... 17,025 $ 99,426
Nature's Sunshine Products, Inc.
(b)
....... 29,159 504,159
United-Guardian, Inc. ................ 7,432 53,511
Upexi, Inc.
(a)(b)
..................... 21,727 25,203
Veru, Inc.
(b)
....................... 159,581 114,898
1,515,819
Pharmaceuticals — 3.9%
Aclaris Therapeutics, Inc.
(a)(b)
........... 154,178 161,887
AN2 Therapeutics, Inc.
(a)(b)
............. 21,979 450,350
Anebulo Pharmaceuticals, Inc.
(b)
......... 3,779 9,145
ANI Pharmaceuticals, Inc.
(b)
............ 32,058 1,767,678
Aquestive Therapeutics, Inc.
(a)(b)
......... 91,034 183,889
Assertio Holdings, Inc.
(a)(b)
............. 194,632 208,256
Atea Pharmaceuticals, Inc.
(b)
........... 169,696 517,573
Athira Pharma, Inc.
(a)(b)
............... 72,542 176,277
Biote Corp., Class A
(b)
................ 31,503 155,625
Bright Green Corp.
(b)
................. 131,470 43,398
Cara Therapeutics, Inc.
(b)
............. 103,198 76,676
Citius Pharmaceuticals, Inc.
(a)(b)
......... 270,953 204,976
Clearside Biomedical, Inc.
(a)(b)
........... 123,259 144,213
Cognition Therapeutics, Inc.
(a)(b)
......... 48,619 89,945
Collegium Pharmaceutical, Inc.
(a)(b)
....... 76,374 2,350,792
CorMedix, Inc.
(a)(b)
.................. 121,309 456,122
Cymabay Therapeutics, Inc.
(b)
.......... 250,163 5,908,850
Dare Bioscience, Inc.
(a)(b)
.............. 184,106 56,889
Durect Corp.
(a)(b)
.................... 53,480 31,553
Edgewise Therapeutics, Inc.
(a)(b)
......... 94,521 1,034,060
Enliven Therapeutics, Inc.
(a)(b)
........... 51,356 710,767
Esperion Therapeutics, Inc.
(a)(b)
.......... 195,817 585,493
Eton Pharmaceuticals, Inc.
(a)(b)
.......... 45,063 197,376
Evolus, Inc.
(b)
..................... 91,398 962,421
Eyenovia, Inc.
(a)(b)
................... 65,833 136,933
EyePoint Pharmaceuticals, Inc.
(b)
........ 59,285 1,370,076
Fulcrum Therapeutics, Inc.
(a)(b)
.......... 127,715 862,076
Harrow, Inc.
(a)(b)
.................... 66,868 748,922
Ikena Oncology, Inc.
(b)
................ 67,953 133,867
Journey Medical Corp.
(b)
.............. 14,859 85,588
Liquidia Corp.
(b)
.................... 105,366 1,267,553
Longboard Pharmaceuticals, Inc.
(a)(b)
...... 34,365 207,221
Lyra Therapeutics, Inc.
(b)
.............. 41,019 214,940
Marinus Pharmaceuticals, Inc.
(b)
......... 111,920 1,216,570
MediWound Ltd.
(b)
.................. 10,639 108,199
Mind Medicine MindMed, Inc.
(a)(b)
........ 85,921 314,471
MyMD Pharmaceuticals, Inc.
(a)(b)
......... 84,693 21,910
NGM Biopharmaceuticals, Inc.
(b)
......... 95,960 82,430
Nuvation Bio, Inc., Class A
(b)
........... 324,377 489,809
Ocular Therapeutix, Inc.
(a)(b)
............ 176,288 786,244
Ocuphire Pharma, Inc.
(a)(b)
............. 44,839 134,965
Omeros Corp.
(a)(b)
................... 134,022 438,252
Optinose, Inc.
(b)
.................... 160,859 207,508
Oramed Pharmaceuticals, Inc.
(a)(b)
........ 81,126 187,401
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 70,762 646,057
Phibro Animal Health Corp., Class A ...... 45,392 525,639
ProPhase Labs, Inc.
(b)
................ 29,386 132,825
Rain Oncology, Inc.
(b)
................ 37,697 45,236
Relmada Therapeutics, Inc.
(b)
........... 56,618 234,399
Reviva Pharmaceuticals Holdings, Inc.
(b)
... 32,563 167,699
Scilex Holding Co., (Acquired 01/06/23, cost
$1,421,381)
(a)(b)(c)
................. 135,628 269,534
scPharmaceuticals, Inc.
(a)(b)
............ 63,608 398,822
SCYNEXIS, Inc.
(a)(b)
................. 83,675 186,595
SIGA Technologies, Inc.
(a)
............. 101,789 570,018
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 63,726 1,290,451
Terns Pharmaceuticals, Inc.
(b)
........... 95,180 617,718

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
TherapeuticsMD, Inc.
(b)
............... 18,866 $ 42,448
Theravance Biopharma, Inc.
(a)(b)
......... 113,858 1,279,764
Theseus Pharmaceuticals, Inc.
(b)
........ 44,574 180,525
Third Harmonic Bio, Inc.
(b)
............. 42,929 470,931
Trevi Therapeutics, Inc.
(b)
............. 91,648 122,808
Verrica Pharmaceuticals, Inc.
(a)(b)
........ 46,099 337,445
WaVe Life Sciences Ltd.
(b)
............. 130,611 659,586
Xeris Biopharma Holdings, Inc.
(b)
........ 293,511 689,751
Zevra Therapeutics, Inc.
(a)(b)
............ 80,181 525,186
34,892,583
Professional Services — 1.6%
Asure Software, Inc.
(a)(b)
............... 50,399 479,798
Barrett Business Services, Inc.
(a)
......... 14,679 1,699,828
BGSF, Inc. ....................... 22,198 208,661
BlackSky Technology, Inc., Class A
(a)(b)
..... 265,474 371,664
CRA International, Inc. ............... 15,011 1,483,837
DLH Holdings Corp.
(b)
................ 14,895 234,596
FiscalNote Holdings, Inc., Class A
(a)(b)
..... 129,385 147,499
Forrester Research, Inc.
(b)
............. 25,881 693,870
Franklin Covey Co.
(b)
................ 25,659 1,116,936
Heidrick & Struggles International, Inc. .... 43,832 1,294,359
HireQuest, Inc. .................... 11,847 181,851
Hudson Global, Inc.
(b)
................ 5,916 92,053
IBEX Holdings Ltd.
(b)
................. 20,629 392,157
Innodata, Inc.
(a)(b)
................... 57,427 467,456
Kelly Services, Inc., Class A, NVS ....... 69,050 1,492,861
Mastech Digital, Inc.
(b)
................ 8,618 72,632
Mistras Group, Inc.
(b)
................ 45,987 336,625
Professional Diversity Network, Inc.
(b)
..... 13,171 26,737
RCM Technologies, Inc.
(b)
............. 13,591 394,683
Resources Connection, Inc. ............ 71,762 1,016,868
Skillsoft Corp.
(a)(b)
................... 9,553 167,942
StarTek, Inc.
(a)(b)
.................... 34,973 154,231
Steel Connect, Inc.
(b)
................ 9,329 88,812
TrueBlue, Inc.
(b)
.................... 67,114 1,029,529
Where Food Comes From, Inc.
(a)(b)
....... 5,239 71,303
Willdan Group, Inc.
(a)(b)
............... 26,815 576,523
14,293,311
Real Estate Management & Development — 0.6%
Altisource Asset Management Corp.
(b)
..... 2,644 10,946
American Realty Investors, Inc.
(b)
........ 3,297 57,401
AMREP Corp.
(a)(b)
................... 5,724 125,756
Comstock Holding Cos., Inc., Class A
(b)
.... 4,724 21,116
Douglas Elliman, Inc. ................ 178,353 526,141
Fathom Holdings, Inc.
(b)
.............. 19,832 71,197
Forestar Group, Inc.
(a)(b)
............... 40,699 1,345,916
FRP Holdings, Inc.
(b)
................. 14,567 915,973
InterGroup Corp. (The)
(b)
.............. 813 14,837
JW Mays, Inc.
(b)
.................... 868 36,916
LuxUrban Hotels, Inc.
(a)(b)
.............. 30,516 182,181
Maui Land & Pineapple Co., Inc.
(b)
....... 16,956 269,431
Rafael Holdings, Inc., Class B
(a)(b)
........ 30,293 55,436
RE/MAX Holdings, Inc., Class A ......... 38,341 511,086
Star Holdings
(b)
.................... 28,388 425,252
Stratus Properties, Inc.
(b)
.............. 12,441 359,047
Tejon Ranch Co.
(b)
.................. 46,140 793,608
Transcontinental Realty Investors, Inc.
(b)
... 2,964 102,436
5,824,676
Residential REITs — 0.3%
Bluerock Homes Trust, Inc., Class A
(a)
..... 7,226 101,092
BRT Apartments Corp. ............... 25,798 479,585
Clipper Realty, Inc. .................. 25,659 138,558
Security
Shares
Shares Value
Residential REITs (continued)
UMH Properties, Inc. ................ 132,331 $ 2,027,311
2,746,546
Retail REITs — 0.6%
CBL & Associates Properties, Inc.
(a)
....... 59,575 1,454,822
NETSTREIT Corp. .................. 153,297 2,736,351
Whitestone REIT ................... 107,437 1,320,401
5,511,574
Semiconductors & Semiconductor Equipment — 2.6%
ACM Research, Inc., Class A
(a)(b)
......... 106,609 2,083,140
Aehr Test Systems
(a)(b)
................ 61,248 1,624,909
Alpha & Omega Semiconductor Ltd.
(b)
..... 51,187 1,333,933
Amtech Systems, Inc.
(a)(b)
............. 25,358 106,504
Atomera, Inc.
(a)(b)
................... 49,356 345,986
AXT, Inc.
(b)
....................... 91,009 218,422
CEVA, Inc.
(b)
...................... 51,349 1,166,136
CVD Equipment Corp.
(b)
.............. 12,501 55,379
Everspin Technologies, Inc.
(b)
........... 42,746 386,424
GSI Technology, Inc.
(b)
............... 40,287 106,358
Ichor Holdings Ltd.
(a)(b)
................ 63,215 2,125,920
indie Semiconductor, Inc., Class A
(b)
...... 333,323 2,703,249
inTEST Corp.
(b)
.................... 25,823 351,193
Kopin Corp.
(a)(b)
.................... 236,689 480,479
Navitas Semiconductor Corp.
(a)(b)
........ 241,346 1,947,662
NVE Corp. ....................... 10,497 823,280
Photronics, Inc.
(b)
................... 135,004 4,235,075
Pixelworks, Inc.
(a)(b)
.................. 118,095 154,704
QuickLogic Corp.
(a)(b)
................. 30,473 422,356
SkyWater Technology, Inc.
(b)
........... 40,727 391,794
SMART Global Holdings, Inc.
(a)(b)
........ 107,120 2,027,782
SPI Energy Co. Ltd.
(b)
................ 54,266 42,436
Transphorm, Inc.
(b)
.................. 65,116 237,673
23,370,794
Software — 3.0%
8x8, Inc.
(a)(b)
....................... 264,909 1,001,356
A10 Networks, Inc. .................. 156,549 2,061,750
American Software, Inc., Class A ........ 71,351 806,266
Arteris, Inc.
(a)(b)
..................... 38,184 224,904
AudioEye, Inc.
(a)(b)
.................. 16,221 87,918
AvePoint, Inc., Class A
(a)(b)
............. 328,815 2,699,571
Aware, Inc.
(b)
...................... 27,092 44,973
Bit Digital, Inc.
(a)(b)
................... 194,259 821,716
Cipher Mining, Inc.
(a)(b)
................ 92,151 380,584
Cleanspark, Inc.
(a)(b)
................. 331,032 3,651,283
CoreCard Corp.
(b)
................... 15,978 220,976
CS Disco, Inc.
(b)
.................... 49,984 379,379
CXApp, Inc.
(b)
..................... 4,293 5,538
CYNGN, Inc.
(b)
..................... 29,952 4,334
Dave, Inc.
(a)(b)
..................... 16,341 137,019
Digimarc Corp.
(a)(b)
.................. 31,367 1,132,976
eGain Corp.
(b)
..................... 46,111 384,105
Expensify, Inc., Class A
(a)(b)
............ 123,191 304,282
Intellicheck, Inc.
(a)(b)
................. 39,703 75,436
Issuer Direct Corp.
(b)
................. 6,283 113,911
Kaltura, Inc.
(b)
..................... 186,922 364,498
LivePerson, Inc.
(a)(b)
................. 173,062 655,905
Mawson Infrastructure Group, Inc.
(b)
...... 26,713 85,482
Mitek Systems, Inc.
(b)
................ 96,698 1,260,942
NextNav, Inc.
(a)(b)
................... 121,957 542,709
ON24, Inc. ....................... 68,700 541,356
OneSpan, Inc.
(b)
.................... 88,459 948,280
Porch Group, Inc.
(a)(b)
................ 172,931 532,627
Quantum Computing, Inc.
(b)
............ 94,127 85,947
Red Violet, Inc.
(a)(b)
.................. 24,547 490,204

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Rekor Systems, Inc.
(a)(b)
............... 136,862 $ 455,750
ReposiTrak, Inc.
(a)
.................. 25,823 258,488
Rimini Street, Inc.
(b)
................. 115,309 377,060
Smith Micro Software, Inc.
(a)(b)
.......... 119,394 98,619
SoundHound AI, Inc., Class A
(a)(b)
........ 303,514 643,450
SoundThinking, Inc.
(b)
................ 20,904 533,888
SRAX, Inc., NVS
(b)
.................. 49,878 2,993
Telos Corp.
(b)
...................... 116,381 424,791
Terawulf, Inc.
(a)(b)
................... 326,333 783,199
Upland Software, Inc.
(b)
............... 65,689 277,864
Veritone, Inc.
(a)(b)
................... 58,179 105,304
Viant Technology, Inc., Class A
(b)
......... 31,881 219,660
Weave Communications, Inc.
(a)(b)
........ 73,879 847,392
Xperi, Inc.
(b)
....................... 96,155 1,059,628
Yext, Inc.
(a)(b)
...................... 236,198 1,391,206
27,525,519
Specialized REITs — 0.3%
Farmland Partners, Inc. .............. 98,732 1,232,175
Gladstone Land Corp. ............... 74,187 1,072,002
Global Self Storage, Inc. .............. 22,715 105,171
2,409,348
Specialty Retail — 3.1%
1-800-Flowers.com, Inc., Class A
(b)
....... 57,423 619,020
Aaron's Co., Inc. (The) ............... 66,448 722,954
America's Car-Mart, Inc.
(a)(b)
............ 12,951 981,297
BARK, Inc.
(b)
...................... 291,048 234,439
Barnes & Noble Education, Inc.
(b)
........ 101,970 151,935
Big 5 Sporting Goods Corp. ............ 47,807 303,096
Build-A-Bear Workshop, Inc. ........... 29,023 667,239
Caleres, Inc. ...................... 75,292 2,313,723
CarParts.com, Inc.
(b)
................. 120,052 379,364
Cato Corp. (The), Class A ............. 38,978 278,303
Chico's FAS, Inc.
(b)
.................. 266,760 2,022,041
Children's Place, Inc. (The)
(b)
........... 26,205 608,480
Citi Trends, Inc.
(a)(b)
.................. 18,455 521,907
Conn's, Inc.
(a)(b)
.................... 28,658 127,242
Container Store Group, Inc. (The)
(b)
....... 74,220 169,222
Destination XL Group, Inc.
(b)
........... 124,178 546,383
Duluth Holdings, Inc., Class B
(a)(b)
........ 29,552 158,990
Envela Corp.
(a)(b)
................... 17,029 82,761
Genesco, Inc.
(b)
.................... 24,344 857,152
GrowGeneration Corp.
(a)(b)
............. 129,614 325,331
Haverty Furniture Cos., Inc. ............ 32,307 1,146,898
Hibbett, Inc. ...................... 26,990 1,943,820
J Jill, Inc.
(a)(b)
...................... 10,052 259,141
JOANN, Inc.
(b)
..................... 22,955 10,238
Kirkland's, Inc.
(a)(b)
.................. 23,130 69,853
Lands' End, Inc.
(a)(b)
................. 32,664 312,268
Lazydays Holdings, Inc.
(a)(b)
............ 17,069 120,336
LL Flooring Holdings, Inc.
(b)
............ 66,633 259,869
Lulu's Fashion Lounge Holdings, Inc.
(a)(b)
... 37,786 70,282
MarineMax, Inc.
(b)
................... 47,175 1,835,107
OneWater Marine, Inc., Class A
(b)
........ 25,642 866,443
PetMed Express, Inc. ................ 44,976 340,019
RealReal, Inc. (The)
(b)
................ 208,269 418,621
Rent the Runway, Inc., Class A
(a)(b)
....... 105,921 55,873
RumbleON, Inc., Class B
(b)
............ 62,702 510,394
Shoe Carnival, Inc.
(a)
................ 40,222 1,215,107
Sleep Number Corp.
(a)(b)
.............. 47,507 704,529
Sportsman's Warehouse Holdings, Inc.
(b)
... 82,766 352,583
Stitch Fix, Inc., Class A
(a)(b)
............. 188,371 672,484
Tandy Leather Factory, Inc.
(b)
........... 6,442 27,636
ThredUp, Inc., Class A
(a)(b)
............. 158,075 355,669
Security
Shares
Shares Value
Specialty Retail (continued)
Tile Shop Holdings, Inc.
(b)
............. 64,072 $ 471,570
Tilly's, Inc., Class A
(a)(b)
............... 49,625 374,173
Torrid Holdings, Inc.
(a)(b)
............... 26,831 154,815
Winmark Corp. .................... 6,331 2,643,509
Zumiez, Inc.
(b)
..................... 35,237 716,721
27,978,837
Technology Hardware, Storage & Peripherals — 0.3%
AstroNova, Inc.
(b)
................... 14,707 239,136
CompoSecure, Inc., Class A
(a)(b)
......... 36,485 197,019
CPI Card Group, Inc.
(b)
............... 9,400 180,386
Eastman Kodak Co.
(b)
................ 127,237 496,224
Immersion Corp. ................... 69,092 487,789
Intevac, Inc.
(b)
..................... 58,247 251,627
Movano, Inc.
(a)(b)
.................... 92,865 72,565
One Stop Systems, Inc.
(a)(b)
............ 36,938 77,570
Quantum Corp.
(b)
................... 143,524 50,090
Sonim Technologies, Inc.
(a)(b)
........... 45,554 33,478
TransAct Technologies, Inc.
(b)
........... 19,523 136,271
Turtle Beach Corp.
(b)
................. 36,055 394,802
2,616,957
Textiles, Apparel & Luxury Goods — 0.4%
Allbirds, Inc., Class A
(a)(b)
.............. 216,969 265,787
Crown Crafts, Inc. .................. 20,521 101,784
Culp, Inc.
(b)
....................... 25,764 149,174
Delta Apparel, Inc.
(a)(b)
................ 14,091 100,469
Fossil Group, Inc.
(a)(b)
................ 105,139 153,503
Jerash Holdings US, Inc. .............. 12,971 39,821
Lakeland Industries, Inc.
(a)
............. 15,606 289,335
Movado Group, Inc. ................. 33,890 1,021,784
PLBY Group, Inc.
(a)(b)
................ 111,873 111,873
Rocky Brands, Inc. .................. 15,378 464,108
Superior Group of Cos., Inc. ........... 26,760 361,260
Unifi, Inc.
(a)(b)
...................... 35,594 237,056
Vera Bradley, Inc.
(b)
................. 57,782 444,921
Vince Holding Corp.
(b)
................ 8,607 29,780
3,770,655
Tobacco — 0.2%
Ispire Technology, Inc.
(a)(b)
............. 36,575 443,655
Turning Point Brands, Inc. ............. 37,844 996,054
1,439,709
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc., Class A ...... 51,243 633,876
BlueLinx Holdings, Inc.
(b)
.............. 18,751 2,124,676
Distribution Solutions Group, Inc.
(a)(b)
...... 22,065 696,372
DXP Enterprises, Inc.
(b)
............... 30,043 1,012,449
EVI Industries, Inc. .................. 10,462 248,263
Hudson Technologies, Inc.
(b)
........... 97,387 1,313,751
Karat Packaging, Inc. ................ 14,940 371,259
Mega Matrix Corp.
(a)(b)
................ 56,957 80,309
Titan Machinery, Inc.
(b)
............... 45,433 1,312,105
Transcat, Inc.
(b)
.................... 18,161 1,985,542
Willis Lease Finance Corp.
(b)
........... 6,535 319,431
10,098,033
Water Utilities — 0.5%
Artesian Resources Corp., Class A, NVS ... 20,298 841,352
Cadiz, Inc.
(b)
...................... 89,262 249,933
Consolidated Water Co. Ltd. ........... 33,183 1,181,315
Global Water Resources, Inc. ........... 25,298 330,898
Pure Cycle Corp.
(b)
.................. 43,091 451,163
York Water Co. (The) ................ 31,579 1,219,581
4,274,242

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
FingerMotion, Inc.
(a)(b)
................ 91,743 $ 368,807
KORE Group Holdings, Inc.
(b)
........... 111,175 108,974
Spok Holdings, Inc. ................. 39,254 607,652
SurgePays, Inc.
(a)(b)
................. 19,035 122,776
Tingo Group, Inc.
(a)(b)
................. 270,482 186,632
1,394,841
Total Common Stocks — 99.7%
(Cost: $1,005,394,147) ........................... 902,035,161
Preferred Stocks
Software — 0.0%
BTCS, Inc.
(b)
...................... 19,145 —
Total Preferred Stocks — 0.0%
(Cost: $–) .................................... —
Rights
Biotechnology — 0.0%
(b)
Cartesian Therapeutics, Inc. ........... 260,610 46,910
Contra Aduro Biotech I, CVR
(d)
.......... 33,109 84,063
Disc Medicine, Inc., CVR
(a)(d)
........... 44,944 1
OncoMed Pharmaceuticals, Inc., CVR
(d)
.... 60,904 1
Oncternal Therapeutics, Inc., CVR
(a)(d)
..... 1,634 1,675
132,650
Broadline Retail — 0.0%
Groupon, Inc.(Expires 01/17/24, Strike Price
USD 11.30)
(a)(b)
.................. 47,322 16,200
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(b)(d)
........ 4,194 5,548
Security
Shares
Shares Value
Pharmaceuticals — 0.0%
Contra CVR Catalyst, CVR
(b)
........... 37,156 $ 11,890
Total Rights — 0.0%
(Cost: $62,148) ................................ 166,288
Total Long-Term Investments — 99.7%
(Cost: $1,005,456,295) ........................... 902,201,449
Short-Term Securities
Money Market Funds — 15.1%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(g)
............ 132,638,473 132,731,319
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 3,743,511 3,743,511
Total Short-Term Securities — 15.1%
(Cost: $136,358,929) ............................. 136,474,830
Total Investments — 114.8%
(Cost: $1,141,815,224 ) ........................... 1,038,676,279
Liabilities in Excess of Other Assets — (14.8)% ........... (134,172,656)
Net Assets — 100.0% ..............................
$ 904,503,623
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $269,534, representing less than 0.05% of its net assets as of period end, and an original cost of $1,421,381.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 142,621,872 $ — $ (9,935,490)
(a)
$ 5,601 $ 39,336 $ 132,731,319 132,638,473 $ 2,658,566
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,674,220 2,069,291
(a)
— — — 3,743,511 3,743,511 59,604 —
$ 5,601 $ 39,336 $ 136,474,830 $ 2,718,170 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Micro-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 21 03/15/24 $ 2,150 $ 151,066
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 901,576,002 $ 459,159 $ — $ 902,035,161
Preferred Stocks ......................................... — — — —
Rights ................................................ — 75,000 91,288 166,288
Short-Term Securities
Money Market Funds ...................................... 136,474,830 — — 136,474,830
$ 1,038,050,832 $ 534,159 $ 91,288 $ 1,038,676,279
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 151,066 $ — $ — $ 151,066
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust